UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

1
franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
This annual report for the Franklin Floating Rate Master
Series covers the fiscal year ended July 31, 2023.
Fund Overview
Q. What were the overall market conditions during the
Fund’s reporting period?
A. During the one-year period under review, the U.S.
Federal Reserve (Fed) remained firmly on a hawkish rate
path, intensifying recession worries and volatility in the loan market. However, loan prices rallied along with broader
credit markets due to continued strength among economic
indicators and investors looked toward the end of the rate
hiking cycle. Technical conditions overall were supported
by more moderate outflows from loan retail vehicles and
low new issuance. B-rated loans trading at discounts to par
outperformed higher-rated loans that had been trading closer to par and that had outperformed earlier in the period.
Q. How did we respond to these changing market
conditions?
A. As rates are expected to stay higher for longer, we
anticipated issuers that were more leveraged with cyclical
and secularly challenged business models would undergo
higher amounts of distress. Accordingly, we looked to de-risk our portfolio from lower-quality issuers in cyclical industries and those that we believed to have weaker interest coverage
following rate hikes. During the period, we reduced our
weightings in riskier middle tier and lower tier loans.
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Q. What were the leading contributors to performance?
A. During the one-year period, our loan selection in service, health care, food and chemical issuers contributed to
relative performance. Our allocation to equity received from prior restructurings benefited results. Our overweight in
loan allocation to the aerospace and retail industries and
underweight in the broadcasting segment contributed to
performance. The Fund’s underweight in lower-tier loans and
overweight to middle-tier loans relative to the index benefited results.
Q. What were the leading detractors from performance?
A. Our allocation to cash was a leading detractor from
performance. Our loan selection in consumer durables,
cable wireless, and utility issuers as well as our underweight allocation to the housing and energy industries detracted
from performance. The Fund’s underweight in upper-tier
loans relative to the index also hindered results.
Q. Were there any significant changes to the Fund
during the reporting period?
A. One of the largest positions in the portfolio (a rental
equipment company based in Australia) became
meaningfully smaller after the company entered into
a definitive agreement to be sold at a premium to its
trading levels. The position was also a top contributor to
performance during the period.
Portfolio Composition
7/31/23
% of Total Net
Assets
Senior Floating Rate Interests 83.7%
Common Stocks 5.3%
Corporate Bonds 5.0%
Management Investment Companies 2.4%
Other
*
0.2%
Short-Term Investments & Other Net Assets 3.4%

Franklin Floating Rate Master Series
2
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
7/31/13–7/31/23
Performance as of 7/31/23
1
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below invest-
ment grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
See www.franklintempletondatasources.com for additional data provider information.
Average Annual
Total Return
3
–
1-Year +11.00%
5-Year +2.25%
10-Year +2.82%

Your Fund’s Expenses
Franklin Floating Rate Master Series
3
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/23
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,066.20 $2.71 $1,022.17 $2.65 0.53%

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended July 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.00 $7.38 $6.99 $8.18 $8.54
Income from investment operations
a
:
Net investment income .......................... 0.567
b
0.292
b
0.301
b
0.415 0.460
Net realized and unrealized gains (losses) ........... 0.165 (0.341) 0.417 (1.141) (0.378)
Total from investment operations .................... 0.732 (0.049) 0.718 (0.726) 0.082
Less distributions from:
Net investment income .......................... (0.602) (0.331) (0.328) (0.464) (0.442)
Net asset value, end of year ....................... $7.13 $7.00 $7.38 $6.99 $8.18
Total return .................................... 11.00% (0.73)% 10.51% (9.13)% 0.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.57% 0.61% 0.58% 0.55%
Expenses net of waiver and payments by affiliates
c
...... 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income ........................... 8.11% 4.01% 4.19% 5.41% 5.29%
Supplemental data
Net assets, end of year (000’s) ..................... $389,707 $616,607 $430,129 $394,720 $1,054,679
Portfolio turnover rate ............................ 11.36% 32.84% 74.82% 16.80% 27.92%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Schedule of Investments, July 31, 2023
Franklin Floating Rate Master Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery & Supplies & Components
a
UTEX Industries, Inc. .......................... United States 120,386 $ 7,985,625 2.05
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 14,873 0.00
a
Oil & Gas Exploration & Production
b
Quarternorth Energy Holding, Inc. ................. United States 111,779 12,812,668 3.29
Total Common Stocks (Cost $23,022,766) ...............................
20,813,166 5.34
Management Investment Companies
Asset Management & Custody Banks
c
Franklin Senior Loan ETF ....................... United States 281,166 6,781,724 1.74
Invesco Senior Loan ETF ....................... United States 117,471 2,466,891 0.64
9,248,615 2.38
Total Management Investment Companies (Cost $9,697,977) ..............
9,248,615 2.38
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 6,158 0.00
†
a
Total Preferred Stocks (Cost $332,425) ..................................
6,158 0.00
†
Warrants
a a a a a
Warrants
Industrial Machinery & Supplies & Components
a,d
UTEX Industries, Inc. , 2/20/49 .................... United States 321 571 0.00
†
Total Warrants (Cost $–) ...............................................
571 0.00
†
Principal
Amount
*
a
Corporate Bonds
Air Freight & Logistics
e
Rand Parent LLC, Senior Secured Note, 144A, 8.5%,
2/15/30 ................................... United States 600,000 565,091 0.14
Broadcasting
e
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 392,437 0.10
Cable & Satellite
e
Directv Financing LLC / Directv Financing Co-Obligor,
Inc., Senior Secured Note, 144A, 5.875%, 8/15/27 ... United States 1,100,000 993,986 0.25
e
Radiate Holdco LLC / Radiate Finance, Inc., Senior
Secured Note, 144A, 4.5%, 9/15/26 .............. United States 600,000 488,256 0.13
1,482,242 0.38
Cargo Ground Transportation
e
First Student Bidco, Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 424,215 0.11
Casinos & Gaming
e
International Game Technology plc, Senior Secured Note,
144A, 5.25%, 1/15/29 ......................... United States 400,000 380,375 0.10
Communications Equipment
e
CommScope, Inc., Senior Secured Note, 144A, 4.75%,
9/01/29 ................................... United States 692,300 534,190 0.14

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Construction Materials
e
Cemex SAB de CV, Senior Bond, 144A, 5.2%, 9/17/30 . Mexico 750,000 $ 709,339 0.18
Diversified Chemicals
e
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 985,635 0.25
Environmental & Facilities Services
e
GFL Environmental, Inc., Senior Secured Note, 144A,
3.5%, 9/01/28 .............................. Canada 900,000 801,835 0.21
Health Care Services
e
MPH Acquisition Holdings LLC, Senior Secured Note,
144A, 5.5%, 9/01/28 ......................... United States 453,000 395,278 0.10
e
RP Escrow Issuer LLC, Senior Secured Note, 144A,
5.25%, 12/15/25 ............................. United States 800,000 546,413 0.14
941,691 0.24
Independent Power Producers & Energy Traders
e
Calpine Corp., Senior Secured Note, 144A, 4.5%, 2/15/28 United States 1,100,000 1,010,802 0.26
Integrated Telecommunication Services
e
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 ....... France 800,000 561,020 0.14
Senior Secured Note, 144A, 5.5%, 10/15/29 ........ France 1,270,000 902,922 0.23
1,463,942 0.37
Investment Banking & Brokerage
e
Jane Street Group / JSG Finance, Inc., Senior Secured
Note, 144A, 4.5%, 11/15/29 .................... United States 800,000 702,619 0.18
Metal, Glass & Plastic Containers
e
Ardagh Packaging Finance plc / Ardagh Holdings USA,
Inc., Senior Secured Note, 144A, 4.125%, 8/15/26 ... United States 900,000 843,897 0.22
Movies & Entertainment
e
Banijay Entertainment SASU, Senior Secured Note,
144A, 5.375%, 3/01/25 ........................ France 500,000 489,202 0.12
Multi-line Insurance
e
Acrisure LLC / Acrisure Finance, Inc., Senior Secured
Note, 144A, 4.25%, 2/15/29 .................... United States 529,400 456,953 0.12
Office Services & Supplies
Pitney Bowes, Inc., Senior Bond, 4.625%, 3/15/24 ..... United States 314,000 308,249 0.08
Oil & Gas Storage & Transportation
Cheniere Energy, Inc., Senior Secured Note, 4.625%,
10/15/28 .................................. United States 450,000 422,789 0.11
Paper & Plastic Packaging Products & Materials
e
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc., Senior Secured Note, 144A,
4.375%, 10/15/28 ............................ United States 375,000 331,882 0.09
e
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen
Group Issuer LLC, Senior Secured Note, 144A, 4%,
10/15/27 .................................. United States 800,000 721,236 0.18
1,053,118 0.27
Passenger Airlines
e
American Airlines Inc/AAdvantage Loyalty IP Ltd., Senior
Secured Note, 144A, 5.5%, 4/20/26 .............. United States 906,857 894,149 0.23

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
e
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 938,000 $ 919,677 0.24
e
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 1,165,000 1,104,254 0.28
2,918,080 0.75
Security & Alarm Services
e
Allied Universal Holdco LLC / Allied Universal Finance
Corp., Senior Secured Note, 144A, 6.625%, 7/15/26 .. United States 1,000,000 955,835 0.24
Specialized Consumer Services
e
WW International, Inc., Senior Secured Note, 144A,
4.5%, 4/15/29 .............................. United States 1,200,000 853,104 0.22
Specialty Chemicals
e
ASP Unifrax Holdings, Inc., Senior Secured Note, 144A,
5.25%, 9/30/28 ............................. United States 645,200 481,555 0.13
Wireless Telecommunication Services
e
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 298,429 0.08
Total Corporate Bonds (Cost $21,427,085) ...............................
19,475,624 5.00
f
Senior Floating Rate Interests
g
Advertising
Clear Channel Outdoor Holdings, Inc. , Term Loan, B ,
8.933% , ( 1-month SOFR + 3.5% ), 8/21/26 ......... United States 859,518 834,807 0.21
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 9.183%,
(1-month SOFR + 3.75%), 9/13/24 ............... United States 175,750 176,043 0.04
First Lien, 2023 May Incremental CME Term Loan,
9.352%, (1-month SOFR + 4.25%), 5/03/28 ........ United States 1,200,168 1,159,194 0.30
2,170,044 0.55
a a a a a a
Aerospace & Defense
g,h
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ....................... United Kingdom 4,767,588 4,470,805 1.15
g
Air Freight & Logistics
Kenan Advantage Group, Inc. (The) ,
CME Term Loan, B-2, 9.727%, (6-month SOFR +
4.428%), 3/24/26 ............................ United States 328,125 328,947 0.09
U.S. Term Loan, B1, 9.477%, (6-month SOFR +
4.178%), 3/24/26 ............................ United States 2,030,881 2,032,333 0.52
Rand Parent LLC , First Lien, CME Term Loan, B , 9.492% ,
( 3-month SOFR + 4.25% ), 3/17/30 ............... United States 2,279,958 2,195,884 0.56
4,557,164 1.17
a a a a a a
g
Airport Services
First Student Bidco, Inc. ,
Initial Term Loan, B, 8.501%, (3-month SOFR + 3%),
7/21/28 ................................... United States 1,776,097 1,733,115 0.44
Initial Term Loan, C, 8.501%, (3-month SOFR + 3%),
7/21/28 ................................... United States 665,733 649,622 0.17
LaserShip, Inc. , First Lien, Initial Term Loan , 10.131% ,
( 3-month SOFR + 4.5% ), 5/07/28 ................ United States 2,723,831 2,345,219 0.60
4,727,956 1.21
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Alternative Carriers
g
Zayo Group Holdings, Inc. , Initial Dollar Term Loan ,
8.433% , ( 1-month SOFR + 3% ), 3/09/27 .......... United States 623,553 $ 478,165 0.12
Aluminum
g,i
Arsenal AIC Parent LLC , CME Term Loan, B , 9.879% ,
( 1-month SOFR + 4.5% ), 8/18/30 ................ United States 588,730 589,036 0.15
g
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial Term Loan ,
10.71% , ( 3-month USD LIBOR + 5.5% ), 12/19/25 .... United States 1,522,676 1,524,199 0.39
Tory Burch LLC , Initial Term Loan, B , 8.933% , ( 1-month
SOFR + 3.5% ), 4/16/28 ....................... United States 576,979 564,807 0.15
2,089,006 0.54
a a a a a a
g
Application Software
i
Central Parent, Inc. , Initial CME Term Loan, B , 9.492% ,
( 3-month SOFR + 4.25% ), 7/06/29 ............... United States 914,057 915,529 0.24
Cloudera, Inc. , First Lien, Initial CME Term Loan , 8.952% ,
( 1-month SOFR + 3.75% ), 10/08/28 .............. United States 1,711,248 1,673,463 0.43
Cornerstone OnDemand, Inc. , First Lien, Initial Term
Loan , 9.253% , ( 3-month SOFR + 3.75% ), 10/16/28 .. United States 887,949 824,962 0.21
ECI Macola/MAX Holding LLC , First Lien, Initial Term
Loan , 9.253% , ( 3-month SOFR + 3.75% ), 11/09/27 .. United States 1,422,930 1,419,002 0.36
Epicor Software Corp. , Term Loan, C , 8.683% , ( 1-month
SOFR + 3.25% ), 7/30/27 ...................... United States 2,324,470 2,312,615 0.59
Genesys Cloud Services Holdings I LLC , 2020 Initial
Dollar CME Term Loan , 9.356% , ( 1-month SOFR +
4% ), 12/01/27 .............................. United States 4,093,964 4,094,742 1.05
GoTo Group, Inc. , First Lien, Initial Term Loan , 9.943% ,
( 1-month SOFR + 4.75% ), 8/31/27 ............... United States 2,156,561 1,380,684 0.36
IGT Holding IV AB , CME Term Loan, B2 , 8.712% ,
( 3-month SOFR + 3.4% ), 3/31/28 ................ Sweden 504,178 501,236 0.13
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 9.183%, (1-month SOFR +
3.75%), 10/15/28 ............................ United States 1,268,542 1,251,823 0.32
Second Lien, Initial Term Loan, 11.933%, (1-month
SOFR + 6.5%), 10/15/29 ...................... United States 142,857 128,571 0.03
Polaris Newco LLC , First Lien, Dollar Term Loan , 9.538% ,
( 3-month SOFR + 4% ), 6/02/28 ................. United States 2,181,140 2,063,740 0.53
UKG, Inc. ,
First Lien, 2021-2 Incremental CME Term Loan,
8.618%, (3-month SOFR + 3.25%), 5/04/26 ........ United States 1,415,284 1,409,665 0.36
First Lien, Initial CME Term Loan, 9.219%, (3-month
SOFR + 3.75%), 5/04/26 ...................... United States 1,613,424 1,613,432 0.42
19,589,464 5.03
a a a a a a
g
Asset Management & Custody Banks
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial Term Loan , 9.183% , ( 1-month SOFR +
3.75% ), 4/07/28 ............................. United States 1,538,726 1,519,492 0.39
Russell Investments US Institutional Holdco, Inc. , 2025
CME Term Loan , 8.919% , ( 1-month SOFR + 3.5% ),
5/30/25 ................................... United States 336,181 311,136 0.08
1,830,628 0.47
a a a a a a
Automobile Manufacturers
g
American Trailer World Corp. , First Lien, Initial CME Term
Loan , 9.169% , ( 1-month SOFR + 3.75% ), 3/03/28 ... United States 2,570,567 2,402,670 0.62

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Automotive Parts & Equipment
Adient US LLC , CME Term Loan, B1 , 8.683% , ( 1-month
SOFR + 3.25% ), 4/10/28 ...................... United States 1,497,760 $ 1,501,661 0.39
Clarios Global LP , First Lien, 2023 CME Term Loan ,
9.069% , ( 1-month SOFR + 3.75% ), 5/06/30 ........ United States 587,084 587,744 0.15
DexKo Global, Inc. ,
First Lien, 2023 Incremental CME Term Loan, 9.601%,
(3-month SOFR + 4.25%), 10/04/28 .............. United States 394,737 384,952 0.10
First Lien, Closing Date Term Loan, 9.253%, (3-month
SOFR + 3.75%), 10/04/28 ..................... United States 1,339,430 1,297,465 0.33
First Brands Group LLC ,
2022-II Incremental CME Term Loan, 10.246%,
(6-month SOFR + 5%), 3/30/27 ................. United States 1,270,807 1,258,105 0.32
First Lien, 2021 CME Term Loan, 10.881%, (6-month
SOFR + 5%), 3/30/27 ......................... United States 2,789,372 2,764,966 0.71
Second Lien, 2021 Term Loan, 13.602%, (3-month
SOFR + 8.5%), 3/30/28 ....................... United States 1,871,447 1,739,276 0.45
Highline Aftermarket Acquisition LLC , First Lien, Initial
Term Loan , 9.919% , ( 1-month SOFR + 4.5% ), 11/09/27 United States 230,461 225,420 0.06
TI Group Automotive Systems LLC , Refinancing U.S.
Term Loan , 8.683% , ( 1-month SOFR + 3.25% ),
12/16/26 .................................. United States 1,572,106 1,571,123 0.40
11,330,712 2.91
a a a a a a
Automotive Retail
g
RealTruck Group, Inc. , Initial Term Loan , 9.183% ,
( 1-month SOFR + 3.75% ), 1/31/28 ............... United States 2,376,837 2,242,320 0.57
Brewers
g
City Brewing Co. LLC , First Lien, Closing Date Term
Loan , 9.07% , ( 3-month SOFR + 3.5% ), 4/05/28 ..... United States 2,220,415 1,441,427 0.37
g
Broadcasting
Gray Television, Inc. , Term Loan, D , 8.227% , ( 1-month
SOFR + 3% ), 12/01/28 ........................ United States 1,661,051 1,641,434 0.42
iHeartCommunications, Inc. , New Term Loan , 8.433% ,
( 1-month SOFR + 3% ), 5/01/26 ................. United States 833,333 753,958 0.19
Nexstar Media, Inc. , Term Loan, B4 , 7.933% , ( 1-month
SOFR + 2.5% ), 9/18/26 ....................... United States 485,655 486,223 0.13
Univision Communications, Inc. , First Lien, Initial Term
Loan, B , 8.443% , ( 1-month SOFR + 3.25% ), 1/31/29 . United States 884,008 876,052 0.23
3,757,667 0.97
a a a a a a
Building Products
g
Cornerstone Building Brands, Inc. , CME Term Loan, B ,
8.572% , ( 1-month SOFR + 3.25% ), 4/12/28 ........ United States 935,900 908,529 0.23
g
Cable & Satellite
CSC Holdings LLC , March 2017 Refinancing Term Loan ,
7.586% , ( 1-month USD LIBOR + 2.25% ), 7/17/25 .... United States 2,908,455 2,785,572 0.72
Radiate Holdco LLC , Amendment No. 6 Term Loan, B ,
8.683% , ( 1-month SOFR + 3.25% ), 9/25/26 ........ United States 2,824,918 2,388,228 0.61
Virgin Media Bristol LLC , Term Loan, Q , 8.586% ,
( 1-month SOFR + 3.25% ), 1/31/29 ............... United States 1,788,848 1,768,393 0.45
6,942,193 1.78
a a a a a a
Cargo Ground Transportation
g
PECF USS Intermediate Holding III Corp. , Initial Term
Loan , 9.683% , ( 1-month SOFR + 4.25% ), 12/15/28 .. United States 2,109,685 1,703,054 0.44

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Casinos & Gaming
g
Bally's Corp. , Term Loan, B , 8.576% , ( 3-month SOFR +
3.25% ), 10/02/28 ............................ United States 2,997,631 $ 2,960,431 0.76
g
Caesars Entertainment, Inc. , 2023 Incremental CME Term
Loan, B , 8.452% , ( 1-month SOFR + 3.25% ), 2/06/30 . United States 1,242,142 1,244,471 0.32
g
Fertitta Entertainment LLC , Initial CME Term Loan, B ,
9.319% , ( 1-month SOFR + 4% ), 1/27/29 .......... United States 2,032,857 2,014,490 0.52
g
Flutter Entertainment plc , Third Amendment CME Term
Loan, 2028 B , 8.753% , ( 3-month SOFR + 3.25% ),
7/22/28 ................................... Ireland 420,551 421,394 0.11
i,j
Ontario Gaming GTA LP , CME Term Loan, B , TBD,
7/20/30 ................................... Canada 788,357 789,342 0.20
g
Penn National Gaming, Inc. , CME Term Loan, B , 7.952% ,
( 1-month SOFR + 2.75% ), 5/03/29 ............... United States 1,357,790 1,357,790 0.35
g
Raptor Acquisition Corp. , First Lien, Term Loan, B , 9.52% ,
( 3-month SOFR + 4% ), 11/01/26 ................ United States 1,575,749 1,577,230 0.40
g
Scientific Games Holdings LP , First Lien, Initial Dollar
CME Term Loan , 8.768% , ( 3-month SOFR + 3.5% ),
4/04/29 ................................... United States 2,631,301 2,602,712 0.67
g
Scientific Games International, Inc. , Initial CME Term
Loan, B , 8.302% , ( 1-month SOFR + 3% ), 4/14/29 .... United States 1,689,907 1,689,772 0.43
14,657,632 3.76
a a a a a a
Commodity Chemicals
g
Cyanco Intermediate 2 Corp. , Initial CME Term Loan ,
9.915% , ( 1-month SOFR + 4.75% ), 7/10/28 ........ United States 1,990,715 1,988,227 0.51
Communications Equipment
g
CommScope, Inc. , Initial Term Loan , 8.683% , ( 1-month
SOFR + 3.25% ), 4/06/26 ...................... United States 2,619,717 2,446,489 0.63
g
Construction & Engineering
USIC Holdings, Inc. , First Lien, Initial Term Loan , 8.933% ,
( 1-month SOFR + 3.5% ), 5/12/28 ................ United States 1,827,077 1,769,497 0.45
Zekelman Industries, Inc. , 2020 Term Loan , 7.378% ,
( 1-month SOFR + 2% ), 1/24/27 ................. United States 888,467 886,001 0.23
2,655,498 0.68
a a a a a a
Construction Machinery & Heavy Transportation Equipment
g
ASP Blade Holdings, Inc. , Initial Term Loan , 9.433% ,
( 1-month SOFR + 4% ), 10/13/28 ................ United States 2,530,533 2,266,928 0.58
Diversified Banks
g
Finastra Ltd. , First Lien, Dollar Term Loan , 9.231% ,
( 3-month USD LIBOR + 3.5% ), 6/13/24 ........... United Kingdom 997,210 968,994 0.25
g
Diversified Chemicals
Ineos Quattro Holdings UK Ltd. , 2030 Dollar CME Term
Loan, B , 8.952% , ( 1-month SOFR + 3.75% ), 3/14/30 . United Kingdom 543,478 540,082 0.14
INEOS US Finance LLC , 2027-II Dollar CME Term Loan ,
9.169% , ( 1-month SOFR + 3.75% ), 11/08/27 ....... Luxembourg 518,700 515,406 0.13
LSF11 A5 Holdco LLC , CME Term Loan , 8.933% ,
( 1-month SOFR + 3.5% ), 10/15/28 ............... United States 1,254,671 1,244,741 0.32
Lummus Technology Holdings V LLC , 2021 Refinancing
Term Loan, B , 8.933% , ( 1-month SOFR + 3.5% ),
6/30/27 ................................... United States 827,541 824,495 0.21
SCIH Salt Holdings, Inc. , First Lien, Incremental Term
Loan, B1 , 9.631% , ( 3-month SOFR + 4% ), 3/16/27 ... United States 1,864,292 1,846,292 0.47
4,971,016 1.27
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Diversified Financial Services
g
Mercury Borrower, Inc. , First Lien, Initial Term Loan ,
8.933% , ( 1-month SOFR + 3.5% ), 8/02/28 ......... United States 2,211,568 $ 2,182,541 0.56
g
Diversified Support Services
Amentum Government Services Holdings LLC , First Lien,
CME Term Loan, 3 , 9.222% , ( 1-month SOFR + 4% ),
2/15/29 ................................... United States 3,483,819 3,379,305 0.87
CCI Buyer, Inc. , First Lien, Initial CME Term Loan ,
9.242% , ( 3-month SOFR + 4% ), 12/17/27 .......... United States 1,789,928 1,755,624 0.45
Indicor LLC , First Lien, Initial Dollar CME Term Loan ,
9.742% , ( 3-month SOFR + 4.5% ), 11/22/29 ........ United States 455,740 456,245 0.12
Spin Holdco, Inc. , Initial Term Loan , 9.23% , ( 3-month
USD LIBOR + 4% ), 3/04/28 .................... United States 3,197,897 2,725,312 0.70
8,316,486 2.14
a a a a a a
Drug Retail
g
GNC Holdings, Inc. , Second Lien, Term Loan , 11.182% ,
( 1-month USD LIBOR + 6% ), 10/07/26 ............ United States 4,566,702 4,239,406 1.09
g
Education Services
KUEHG Corp. , Initial CME Term Loan , 10.242% ,
( 3-month SOFR + 5% ), 6/12/30 ................. United States 1,500,000 1,495,043 0.38
Learning Care Group (US) No. 2, Inc. , First Lien, Initial
Term Loan , 8.607% , ( 1-month SOFR + 3.25%; 3-month
SOFR + 3.25% ), 3/13/25 ...................... United States 418,806 418,741 0.11
1,913,784 0.49
a a a a a a
g
Environmental & Facilities Services
Covanta Holding Corp. ,
2023 Incremental CME Term Loan, B, 8.202%,
(1-month SOFR + 3%), 11/30/28 ................ United States 338,266 338,848 0.09
2023 Incremental CME Term Loan, C, 8.202%,
(1-month SOFR + 3%), 11/30/28 ................ United States 25,370 25,414 0.00
†
Madison IAQ LLC , Term Loan , 8.302% , ( 3-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 1,662,190 1,633,509 0.42
1,997,771 0.51
a a a a a a
Food Retail
g,i
Shearer's Foods LLC , First Lien, Refinancing CME Term
Loan , 8.933% , ( 1-month SOFR + 3.5% ), 9/23/27 .... United States 1,004,595 997,759 0.25
g
Health Care Equipment
Medline Borrower LP , Initial Dollar Term Loan , 8.683% ,
( 1-month SOFR + 3.25% ), 10/23/28 .............. United States 1,860,392 1,843,798 0.47
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.) , Closing Date Term Loan , 10.452% ,
( 1-month SOFR + 5.25% ), 12/15/27 .............. United States 613,454 588,916 0.15
2,432,714 0.62
a a a a a a
g
Health Care Facilities
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 8.808%,
(1-month SOFR + 3.375%), 12/23/27 ............. United States 1,927,862 1,828,028 0.47
Amendment No. 5 Incremental Term Loan, 8.967%,
(1-month SOFR + 3.75%), 12/23/27 .............. United States 380,908 363,122 0.09
Aveanna Healthcare LLC , First Lien, 2021 Extended Term
Loan , 9.226% , ( 3-month USD LIBOR + 3.75% ), 7/17/28 United States 1,261,275 1,088,973 0.28
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B ,
10.427% , ( 1-month SOFR + 5.25% ), 2/11/28 ....... United States 941,935 925,847 0.24

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Facilities (continued)
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 9.433%, (1-month SOFR +
4%), 12/18/28 .............................. United States 1,460,332 $ 1,230,330 0.32
Second Lien, Initial Term Loan, 11.943%, (1-month
SOFR + 6.75%), 12/17/29 ..................... United States 357,038 214,446 0.05
Medical Solutions Holdings, Inc. , First Lien, Initial Term
Loan , 8.614% , ( 3-month SOFR + 3.25% ), 11/01/28 .. United States 1,965,661 1,889,000 0.48
Pacific Dental Services LLC , Term Loan , 8.92% , ( 1-month
SOFR + 3.5% ), 5/05/28 ....................... United States 730,680 730,497 0.19
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
Term Loan , 9.183% , ( 1-month SOFR + 3.75% ), 3/31/27 United States 1,209,020 1,084,442 0.28
Phoenix Newco, Inc. , First Lien, Initial Term Loan ,
8.467% , ( 1-month SOFR + 3.25% ), 11/15/28 ....... United States 1,685,970 1,681,140 0.43
11,035,825 2.83
a a a a a a
g
Health Care Services
CNT Holdings I Corp. , First Lien, Initial CME Term Loan ,
8.8% , ( 3-month SOFR + 3.5% ), 11/08/27 .......... United States 2,015,931 2,013,763 0.52
eResearchTechnology, Inc. , First Lien, Initial CME Term
Loan , 9.933% , ( 1-month SOFR + 4.5% ), 2/04/27 .... United States 1,065,197 1,035,686 0.27
MPH Acquisition Holdings LLC , Initial Term Loan , 9.726% ,
( 3-month SOFR + 4.25% ), 9/01/28 ............... United States 1,917,845 1,811,165 0.47
National Mentor Holdings, Inc. ,
First Lien, Initial CME Term Loan, 9.153%, (1-month
SOFR + 3.75%; 3-month SOFR + 3.75%), 3/02/28 ... United States 1,851,948 1,481,558 0.38
First Lien, Initial Term Loan, C, 9.092%, (3-month
SOFR + 3.75%), 3/02/28 ...................... United States 64,046 51,237 0.01
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 ,
8.717% , ( 1-month SOFR + 3.5% ), 3/05/26 ......... United States 1,594,010 1,586,702 0.41
Radiology Partners, Inc. , First Lien, CME Term Loan, B ,
9.683% , ( 1-month SOFR + 4.25% ), 7/09/25 ........ United States 2,002,299 1,477,446 0.38
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term
Loan , 9.477% , ( 1-month SOFR + 4.25% ), 10/01/28 .. United States 2,207,265 2,078,846 0.53
Waystar Technologies, Inc. , First Lien, Initial Term Loan ,
9.433% , ( 1-month SOFR + 4% ), 10/22/26 .......... United States 3,827,366 3,832,170 0.98
15,368,573 3.95
a a a a a a
Health Care Technology
g
athenahealth Group, Inc. , Initial CME Term Loan , 8.805% ,
( 1-month SOFR + 3.5% ), 2/15/29 ................ United States 3,962,727 3,855,753 0.99
Heavy Electrical Equipment
g
AZZ, Inc. , Initial CME Term Loan , 9.669% , ( 1-month
SOFR + 4.25% ), 5/13/29 ...................... United States 607,358 609,311 0.16
g
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial Term Loan ,
8.522% , ( 3-month SOFR + 3.25% ), 12/28/27 ....... United States 353,027 341,598 0.09
White Cap Supply Holdings LLC , Initial Closing Date
CME Term Loan , 8.852% , ( 1-month SOFR + 3.75% ),
10/19/27 .................................. United States 966,729 964,863 0.25
1,306,461 0.34
a a a a a a
g
Homefurnishing Retail
Evergreen AcqCo 1 LP , Initial CME Term Loan , 10.753% ,
( 3-month SOFR + 5.25% ), 4/26/28 ............... United States 1,160,410 1,160,701 0.30

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Homefurnishing Retail (continued)
Restoration Hardware, Inc. , 2022 Incremental CME Term
Loan , 8.669% , ( 1-month SOFR + 3.25% ), 10/20/28 .. United States 792,756 $ 776,108 0.20
1,936,809 0.50
a a a a a a
Hotels, Resorts & Cruise Lines
g
Hilton Grand Vacations Borrower LLC , Initial Term Loan ,
8.433% , ( 1-month SOFR + 3% ), 8/02/28 .......... United States 3,087,453 3,091,791 0.79
Household Products
g
Energizer Holdings, Inc. , 2020 Term Loan , 7.656% ,
( 1-month SOFR + 2.25% ), 12/22/27 .............. United States 597,999 598,561 0.15
g
Housewares & Specialties
Astro One Acquisition Corp. , First Lien, Term Loan, B ,
11.231% , ( 3-month USD LIBOR + 5.5% ), 9/15/28 .... United States 1,367,061 893,716 0.23
Hunter Douglas Holding BV , CME Term Loan, B1 ,
8.666% , ( 3-month SOFR + 3.5% ), 2/26/29 ......... Netherlands 991,496 947,127 0.24
1,840,843 0.47
a a a a a a
g
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial Term Loan , 9.183% ,
( 1-month SOFR + 3.75% ), 3/06/28 ............... United States 1,666,751 1,637,583 0.42
CHG Healthcare Services, Inc. , First Lien, Initial Term
Loan , 8.683% , ( 1-month SOFR + 3.25% ), 9/29/28 ... United States 1,426,490 1,425,427 0.36
3,063,010 0.78
a a a a a a
Independent Power Producers & Energy Traders
j
Calpine Construction Finance Co. LP , Term Loan , TBD,
1/01/30 ................................... United States 800,000 795,400 0.20
g
Talen Energy Supply LLC ,
Initial CME Term Loan, B, 9.59%, (3-month SOFR +
4.5%), 5/17/30 .............................. United States 208,677 208,677 0.06
Initial CME Term Loan, C, 9.59%, (3-month SOFR +
4.5%), 5/17/30 .............................. United States 169,101 169,101 0.04
1,173,178 0.30
a a a a a a
g
Industrial Machinery & Supplies & Components
Tiger Acquisition LLC , First Lien, Initial CME Term Loan ,
8.452% , ( 1-month SOFR + 3.25% ), 6/01/28 ........ United States 2,227,324 2,197,567 0.56
TK Elevator Midco GmbH , USD Term Loan, B1 , 8.602% ,
( 6-month SOFR + 3.5% ), 7/30/27 ................ Germany 1,600,578 1,596,680 0.41
3,794,247 0.97
a a a a a a
g
Insurance Brokers
Alliant Holdings Intermediate LLC ,
New CME Term Loan, B5, 8.722%, (1-month SOFR +
3.5%), 11/05/27 ............................. United States 684,471 683,971 0.18
New Term Loan, B4, 8.92%, (1-month USD LIBOR +
3.5%), 11/05/27 ............................. United States 1,681,563 1,679,335 0.43
AssuredPartners, Inc. ,
2020 February Refinancing Term Loan, 8.933%,
(1-month SOFR + 3.5%), 2/12/27 ................ United States 2,370,736 2,359,249 0.61
2022-2 CME Term Loan, 9.569%, (1-month SOFR +
4.25%), 2/12/27 ............................. United States 313,421 314,075 0.08
i
HUB International Ltd. ,
2022 Incremental CME Term Loan, 9.072%, (3-month
SOFR + 4%), 11/10/29 ........................ United States 2,654,494 2,663,055 0.68

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Insurance Brokers (continued)
i
HUB International Ltd. (continued)
2023 Refinancing CME Term Loan, 9.584%, (3-month
SOFR + 4.25%), 6/20/30 ...................... United States 340,909 $ 342,730 0.09
8,042,415 2.07
a a a a a a
Integrated Telecommunication Services
g
Global Tel*Link Corp. ,
First Lien, CME Term Loan, 9.769%, (3-month SOFR +
4.25%), 11/29/25 ............................ United States 4,462,913 4,205,938 1.08
Second Lien, CME Term Loan, 15.519%, (3-month
SOFR + 10%), 11/29/26 ....................... United States 2,479,737 1,981,310 0.51
6,187,248 1.59
a a a a a a
Interactive Home Entertainment
g
Playtika Holding Corp. , Term Loan, B1 , 8.183% , ( 1-month
SOFR + 2.75% ), 3/13/28 ...................... United States 1,727,904 1,724,275 0.44
g
Internet Services & Infrastructure
Arches Buyer, Inc. , Refinancing CME Term Loan , 8.669% ,
( 1-month SOFR + 3.25% ), 12/06/27 .............. United States 973,895 947,190 0.24
i
Barracuda Parent LLC , First Lien, Initial CME Term Loan ,
9.869% , ( 3-month SOFR + 4.5% ), 8/15/29 ......... United States 1,656,153 1,630,665 0.42
Go Daddy Operating Co. LLC (GD Finance Co., Inc.) ,
Amendment No. 6 CME Term Loan , 7.819% , ( 1-month
SOFR + 2.5% ), 11/09/29 ...................... United States 268,492 269,202 0.07
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan ,
9.592% , ( 3-month SOFR + 4.25% ), 8/19/28 ........ United Kingdom 872,334 873,424 0.22
Thrasio LLC , Initial Term Loan , 12.503% , ( 3-month SOFR
+ 7% ), 12/18/26 ............................. United States 881,909 731,985 0.19
4,452,466 1.14
a a a a a a
g
Investment Banking & Brokerage
Citadel Securities LP ,
2021 CME Term Loan, 7.717%, (1-month SOFR +
2.5%), 2/02/28 .............................. United States 766,988 763,847 0.20
CME Term Loan, B1, 8.217%, (1-month SOFR + 3%),
2/02/28 ................................... United States 476,400 476,698 0.12
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
CME Term Loan , 8.992% , ( 3-month SOFR + 3.75% ),
4/09/27 ................................... United States 978,361 943,966 0.24
Jane Street Group LLC , Dollar Term Loan , 8.183% ,
( 1-month SOFR + 2.75% ), 1/26/28 ............... United States 1,316,237 1,315,000 0.34
Osmosis Buyer Ltd. , 2022 Refinancing CME Term Loan,
B , 8.944% , ( 1-month SOFR + 3.75% ), 7/31/28 ...... United Kingdom 1,824,351 1,803,599 0.46
5,303,110 1.36
a a a a a a
g
IT Consulting & Other Services
Aptean Acquiror, Inc. , First Lien, Initial CME Term Loan ,
9.452% , ( 1-month SOFR + 4.25% ), 4/23/26 ........ United States 1,287,389 1,277,612 0.33
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 10.231%, (3-month USD
LIBOR + 4.5%), 11/01/24 ...................... United States 4,340,924 3,526,740 0.90
Second Lien, Initial Term Loan, 13.981%, (3-month
USD LIBOR + 8.25%), 11/01/25 ................. United States 125,000 99,922 0.03
Gainwell Acquisition Corp. , First Lien, Term Loan, B ,
9.342% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 3,366,720 3,317,061 0.85
Peraton Corp. , First Lien, Term Loan, B , 9.169% ,
( 1-month SOFR + 3.75% ), 2/01/28 ............... United States 3,398,348 3,377,907 0.87

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
IT Consulting & Other Services (continued)
Sitel Worldwide Corp. , Initial Dollar Term Loan , 9.183% ,
( 1-month SOFR + 3.75% ), 8/28/28 ............... France 1,696,002 $ 1,683,495 0.43
13,282,737 3.41
a a a a a a
Leisure Facilities
g,h
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan ,
10.529% , PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 United States 8,378,546 1,437,738 0.37
g
Leisure Products
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.) , First Lien, Initial Term Loan , 8.933% , ( 1-month
SOFR + 3.5% ), 12/16/24 ...................... United States 490,130 481,771 0.12
Motion Acquisition Ltd. ,
Term Loan, B1, 8.788%, (3-month SOFR + 3.25%),
11/12/26 .................................. United Kingdom 529,240 528,027 0.14
Term Loan, B2, 8.788%, (3-month SOFR + 3.25%),
11/12/26 .................................. United Kingdom 75,449 75,277 0.02
1,085,075 0.28
a a a a a a
Life Sciences Tools & Services
g
ICON plc ,
CME Term Loan, 7.753%, (3-month SOFR + 2.25%),
7/03/28 ................................... United States 1,253,119 1,255,751 0.32
U.S. CME Term Loan, 7.753%, (3-month SOFR +
2.25%), 7/03/28 ............................. United States 312,215 312,871 0.08
1,568,622 0.40
a a a a a a
Metal, Glass & Plastic Containers
g
Mauser Packaging Solutions Holding Co. , Initial CME
Term Loan , 9.141% , ( 1-month SOFR + 4% ), 8/14/26 . United States 1,546,125 1,545,909 0.40
g
Movies & Entertainment
AMC Entertainment Holdings, Inc. , Term Loan, B1 ,
8.202% , ( 1-month USD LIBOR + 3% ), 4/22/26 ...... United States 635,077 497,081 0.13
Banijay Entertainment SAS , USD Term Loan, B , 8.963% ,
( 1-month SOFR + 3.85% ), 3/01/28 ............... France 692,754 692,865 0.18
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC) , First Lien, Term Loan, B1 ,
7.95% , ( 1-month SOFR + 2.75% ), 5/18/25 ......... United States 553,536 553,574 0.14
1,743,520 0.45
a a a a a a
Multi-line Insurance
g
Acrisure LLC ,
First Lien, 2020 Term Loan, 8.933%, (1-month USD
LIBOR + 3.5%), 2/15/27 ....................... United States 2,151,212 2,101,637 0.54
First Lien, 2021-1 Additional Term Loan, 9.183%,
(1-month USD LIBOR + 3.75%), 2/15/27 .......... United States 768,913 755,699 0.20
First Lien, 2021-2 Additional Term Loan, 9.683%,
(1-month USD LIBOR + 4.25%), 2/15/27 .......... United States 757,692 753,590 0.19
3,610,926 0.93
a a a a a a
Multi-Sector Holdings
g
Belfor Holdings, Inc. , First Lien, CME Term Loan, B2 ,
9.569% , ( 1-month SOFR + 4.25% ), 4/06/26 ........ United States 207,024 207,283 0.05
Office Services & Supplies
g
Pitney Bowes, Inc. , Refinancing CME Term Loan, B ,
9.433% , ( 1-month SOFR + 4% ), 3/17/28 .......... United States 4,507,580 4,192,049 1.07

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Other Specialty Retail
Great Outdoors Group LLC , Term Loan, B2 , 9.183% ,
( 1-month SOFR + 3.75% ), 3/06/28 ............... United States 1,414,178 $ 1,412,849 0.36
Michaels Cos., Inc. (The) , Term Loan, B , 9.753% ,
( 3-month SOFR + 4.25% ), 4/15/28 ............... United States 1,471,324 1,360,607 0.35
Petco Health & Wellness Co., Inc. , First Lien, Initial CME
Term Loan , 8.753% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 1,619,979 1,616,787 0.41
PetSmart LLC , Initial CME Term Loan , 9.169% , ( 1-month
SOFR + 3.75% ), 2/11/28 ...................... United States 1,971,248 1,973,002 0.51
Staples, Inc. ,
2019 Refinancing New Term Loan, B1, 10.299%,
(3-month USD LIBOR + 5%), 4/16/26 ............. United States 1,107,353 953,891 0.24
i
2019 Refinancing New Term Loan, B-2, 9.799%,
(3-month USD LIBOR + 4.5%), 9/12/24 ........... United States 300,000 296,839 0.08
Woof Holdings, Inc. , First Lien, Initial Term Loan , 9.17% ,
( 1-month SOFR + 3.75% ), 12/21/27 .............. United States 2,416,583 2,338,044 0.60
9,952,019 2.55
a a a a a a
Packaged Foods & Meats
g
Primary Products Finance LLC , CME Term Loan, B ,
9.397% , ( 3-month SOFR + 4% ), 4/01/29 .......... United States 682,759 681,967 0.17
g
Paper & Plastic Packaging Products & Materials
Charter Next Generation, Inc. , First Lien, 2021 Initial Term
Loan , 9.183% , ( 1-month SOFR + 3.75% ), 12/01/27 .. United States 1,900,485 1,894,679 0.48
Kleopatra Finco SARL , USD CME Term Loan, B ,
10.104% , ( 1-month SOFR + 4.725% ), 2/12/26 ...... Luxembourg 1,715,030 1,630,350 0.42
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 ,
8.683% , ( 1-month SOFR + 3.25% ), 9/24/28 ........ United States 573,024 572,737 0.15
4,097,766 1.05
a a a a a a
g
Passenger Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial Term Loan , 10.338% , ( 3-month SOFR + 4.75% ),
4/20/28 ................................... United States 1,438,092 1,491,416 0.38
Air Canada , Term Loan , 8.839% , ( 3-month USD LIBOR +
3.5% ), 8/11/28 .............................. Canada 1,270,348 1,272,616 0.33
Kestrel Bidco, Inc. , Term Loan , 8.251% , ( 3-month SOFR
+ 3% ), 12/11/26 ............................. Canada 1,455,101 1,425,701 0.37
United Airlines, Inc. , Term Loan, B , 9.292% , ( 3-month
SOFR + 3.75% ), 4/21/28 ...................... United States 2,025,738 2,032,069 0.52
6,221,802 1.60
a a a a a a
Passenger Ground Transportation
g
Avis Budget Car Rental LLC , CME Term Loan, C ,
8.919% , ( 1-month SOFR + 3.5% ), 3/16/29 ......... United States 385,025 385,587 0.10
g
Personal Care Products
Conair Holdings LLC , First Lien, Initial Term Loan ,
9.288% , ( 3-month SOFR + 3.75% ), 5/17/28 ........ United States 3,209,132 3,061,367 0.79
Sunshine Luxembourg VII SARL , Term Loan, B3 , 9.092% ,
( 3-month USD LIBOR + 3.75% ), 10/01/26 ......... Luxembourg 3,007,956 3,007,791 0.77
6,069,158 1.56
a a a a a a
g
Pharmaceuticals
Grifols Worldwide Operations Ltd. , Dollar Tranche Term
Loan, B , 7.414% , ( 3-month SOFR + 2% ), 11/15/27 ... Spain 800,000 790,820 0.21
Jazz Pharmaceuticals plc , Initial Dollar Term Loan ,
8.933% , ( 1-month SOFR + 3.5% ), 5/05/28 ......... United States 3,002,344 3,002,554 0.77

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Pharmaceuticals (continued)
Organon & Co. , Dollar Term Loan , 8.257% , ( 1-month
SOFR + 3% ), 6/02/28 ......................... United States 1,878,239 $ 1,875,544 0.48
Perrigo Co. plc , Initial CME Term Loan, B , 7.669% ,
( 1-month SOFR + 2.25% ), 4/20/29 ............... United States 1,217,824 1,213,257 0.31
PetVet Care Centers LLC , First Lien, 2021 First Lien
Replacement Term Loan , 8.919% , ( 1-month SOFR +
3.5% ), 2/14/25 .............................. United States 1,948,505 1,908,727 0.49
8,790,902 2.26
a a a a a a
Property & Casualty Insurance
g
Asurion LLC ,
New CME Term Loan, B10, 9.419%, (1-month SOFR +
4%), 8/19/28 ............................... United States 895,489 859,978 0.22
New CME Term Loan, B11, 9.669%, (1-month SOFR +
4.25%), 8/19/28 ............................. United States 343,966 330,494 0.08
New Term Loan, B8, 8.788%, (1-month USD LIBOR +
3.25%), 12/23/26 ............................ United States 979,273 955,652 0.24
Second Lien, New Term Loan, B3, 10.683%, (1-month
SOFR + 5.25%), 1/31/28 ...................... United States 2,652,263 2,368,087 0.61
Second Lien, New Term Loan, B4, 10.683%, (1-month
SOFR + 5.25%), 1/20/29 ...................... United States 2,248,036 1,974,753 0.51
6,488,964 1.66
a a a a a a
g
Publishing
Cengage Learning, Inc. , First Lien, Term Loan, B ,
10.323% , ( 3-month SOFR + 4.75% ), 7/14/26 ....... United States 3,870,623 3,836,098 0.99
McGraw-Hill Education, Inc. , Initial CME Term Loan ,
10.099% , ( 1-month SOFR + 4.75%; 6-month SOFR +
4.75% ), 7/28/28 ............................. United States 2,964,251 2,887,181 0.74
6,723,279 1.73
a a a a a a
Real Estate Services
g,i
Cushman & Wakefield US Borrower LLC , 2023-1
Refinancing CME Term Loan , 8.669% , ( 1-month SOFR
+ 3.25% ), 1/31/30 ........................... United States 600,000 582,000 0.15
Research & Consulting Services
g
Dun & Bradstreet Corp. (The) , Initial Term Loan , 8.434% ,
( 1-month SOFR + 3.25% ), 2/06/26 ............... United States 807,219 808,139 0.21
g
Restaurants
Dave & Buster's, Inc. , Covenant-Lite CME Term Loan ,
9% , ( 3-month SOFR + 3.75% ), 6/29/29 ........... United States 494,700 495,318 0.13
Flynn Restaurant Group LP , First Lien, 2021 CME Term
Loan , 9.683% , ( 1-month SOFR + 4.25% ), 11/22/28 .. United States 2,035,480 2,031,032 0.52
IRB Holding Corp. , 2022 Replacement CME Term Loan,
B , 8.419% , ( 1-month SOFR + 3% ), 12/15/27 ....... United States 917,502 913,891 0.23
Whatabrands LLC , Initial Term Loan, B , 8.683% , ( 1-month
SOFR + 3.25% ), 8/03/28 ...................... United States 1,083,018 1,079,974 0.28
4,520,215 1.16
a a a a a a
g
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term
Loan , 9.169% , ( 1-month SOFR + 3.75% ), 5/12/28 ... United States 1,478,293 1,427,292 0.37
APX Group, Inc. , Initial Term Loan , 8.62% , ( 1-month
SOFR + 3.25%; 3-month SOFR + 2.25% ), 7/10/28 ... United States 707,121 707,287 0.18

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Security & Alarm Services (continued)
Prime Security Services Borrower LLC , First Lien, 2021
Refinancing Term Loan, B1 , 7.977% , ( 1-month SOFR +
2.75% ), 9/23/26 ............................. United States 2,303,823 $ 2,304,065 0.59
4,438,644 1.14
a a a a a a
Semiconductor Materials & Equipment
g
MKS Instruments, Inc. , Initial Dollar CME Term Loan, B ,
8.155% , ( 1-month SOFR + 2.75% ), 8/17/29 ........ United States 496,250 496,367 0.13
g
Soft Drinks & Non-alcoholic Beverages
Naked Juice LLC , First Lien, Initial CME Term Loan ,
8.592% , ( 1-month SOFR + 3.25%; 3-month SOFR +
3.25% ), 1/24/29 ............................. United States 719,566 681,544 0.17
Triton Water Holdings, Inc. , First Lien, Initial Term Loan ,
8.753% , ( 3-month SOFR + 3.25% ), 3/31/28 ........ United States 1,554,550 1,506,771 0.39
2,188,315 0.56
a a a a a a
g
Specialized Consumer Services
Pre-Paid Legal Services, Inc. , First Lien, Initial Term
Loan , 9.183% , ( 1-month SOFR + 3.75% ), 12/15/28 .. United States 568,241 561,209 0.14
Sedgwick Claims Management Services, Inc. , 2023 CME
Term Loan , 9.069% , ( 1-month SOFR + 3.75% ), 2/24/28 United States 2,776,509 2,770,511 0.71
WW International, Inc. , Initial Term Loan , 8.933% ,
( 1-month SOFR + 3.5% ), 4/13/28 ................ United States 760,362 574,389 0.15
3,906,109 1.00
a a a a a a
g
Specialized Finance
Red Planet Borrower LLC , Initial CME Term Loan ,
9.169% , ( 1-month SOFR + 3.75% ), 10/02/28 ....... United States 1,402,017 1,268,825 0.33
Verscend Holding Corp. , Term Loan, B1 , 9.433% ,
( 1-month SOFR + 4% ), 8/27/25 ................. United States 2,721,895 2,723,882 0.70
3,992,707 1.03
a a a a a a
g
Specialty Chemicals
ASP Unifrax Holdings, Inc. , First Lien, USD CME Term
Loan , 9.142% , ( 3-month SOFR + 3.75% ), 12/12/25 .. United States 3,396,210 3,056,827 0.79
CPC Acquisition Corp. , First Lien, Initial Term Loan ,
9.253% , ( 3-month SOFR + 3.75% ), 12/29/27 ....... United States 1,033,845 818,681 0.21
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.779%, (3-month
SOFR + 4.5%), 3/15/29 ....................... United States 2,574,000 2,434,039 0.62
Second Lien, Initial CME Term Loan, 12.843%,
(1-month SOFR + 7.438%), 3/15/30 .............. United States 837,209 683,719 0.18
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan,
B , 8.183% , ( 1-month SOFR + 2.75% ), 1/29/26 ...... United Kingdom 1,333,141 1,324,809 0.34
PMHC II, Inc. , Initial CME Term Loan, B , 9.698% ,
( 3-month SOFR + 4.25% ), 4/23/29 ............... United States 3,912,875 3,632,439 0.93
11,950,514 3.07
a a a a a a
g
Systems Software
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 9.264%, (3-month
SOFR + 4%), 10/16/26 ........................ United States 3,824,076 3,814,516 0.98
Second Lien, First Amendment Refinancing Term Loan,
12.264%, (3-month SOFR + 7%), 2/19/29 .......... United States 2,050,664 1,920,580 0.49
Hyland Software, Inc. ,
i
First Lien, 2018 Refinancing Term Loan, 8.933%,
(1-month SOFR + 3.5%), 7/01/24 ................ United States 2,106,801 2,102,851 0.54

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Systems Software (continued)
Hyland Software, Inc. (continued)
Second Lien, 2021 Refinancing Term Loan, 11.683%,
(1-month SOFR + 6.25%), 7/07/25 ............... United States 980,303 $ 975,401 0.25
Idera, Inc. , First Lien, CME Term Loan, B1 , 8.963% ,
( 1-month SOFR + 3.75% ), 3/02/28 ............... United States 1,381,687 1,355,780 0.35
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan,
9.758%, (3-month SOFR + 4.25%), 12/01/27 ....... United States 913,927 771,816 0.20
First Lien, First Amendment Term Loan, 9.538%,
(3-month SOFR + 4%), 12/01/27 ................ United States 92,157 77,739 0.02
McAfee Corp. , CME Term Loan, B1 , 8.963% , ( 1-month
SOFR + 3.75% ), 3/01/29 ...................... United States 2,739,266 2,658,061 0.68
Precisely Software, Inc. , First Lien, Third Amendment
Term Loan , 9.863% , ( 3-month USD LIBOR + 4.25% ),
4/24/28 ................................... United States 855,829 821,673 0.21
Quest Software US Holdings, Inc. , First Lien, Initial CME
Term Loan , 9.445% , ( 3-month SOFR + 4.25% ), 2/01/29 United States 1,283,259 1,049,289 0.27
Sovos Compliance LLC , First Lien, Initial Term Loan ,
9.933% , ( 1-month SOFR + 4.5% ), 8/11/28 ......... United States 1,215,540 1,184,186 0.30
16,731,892 4.29
a a a a a a
Technology Hardware, Storage & Peripherals
g
Magenta Buyer LLC , First Lien, Initial Term Loan ,
10.631% , ( 3-month SOFR + 5% ), 7/27/28 .......... United States 2,370,628 1,804,972 0.46
Total Senior Floating Rate Interests (Cost $340,202,662) ..................
326,155,138 83.69
Shares/Units
Escrows and Litigation Trusts
a,d
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,d
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
a,b,d
Onsite Rental Group Operations Pty. Ltd., Escrow
Account ................................... Australia 5,879,078 597,306 0.15
Total Escrows and Litigation Trusts (Cost $603,709) ......................
597,306 0.15
Total Long Term Investments (Cost $395,286,624) ........................
376,296,578 96.56
a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
k
Joint Repurchase Agreement, 5.24%, 8/01/23 (Maturity Value $9,078,863)
BNP Paribas Securities Corp. (Maturity Value $1,946,327)
Deutsche Bank Securities, Inc. (Maturity Value $4,407,697)
HSBC Securities (USA), Inc. (Maturity Value $2,724,839)
Collateralized by U.S. Government Agency Securities, 2.5% - 4.5%,
10/20/27 - 10/20/51; U.S. Government Agency Strips, 11/15/37 - 8/15/52;
U.S. Treasury Bonds, 3.13%, 8/15/44; U.S. Treasury Bonds, Index Linked,
0.13%, 4/15/25; and U.S. Treasury Notes, 0.25% - 4.25%, 11/15/24 -
7/31/30 (valued at $9,260,217) ................................ 9,077,541 $ 9,077,541 2.33
Total Repurchase Agreements (Cost $9,077,541) .........................
9,077,541 2.33
a a a
Total Short Term Investments (Cost $9,077,541 ) ..........................
9,077,541 2.33
a
Total Investments (Cost $404,364,165) ..................................
$385,374,119 98.89
Other Assets, less Liabilities ...........................................
4,332,612 1.11
Net Assets ...........................................................
$389,706,731 100.00
See Abbreviations on page 33 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 8 regarding holdings of 5% voting securities.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2023, the aggregate value of these securities was $18,744,586, representing 4.8% of net assets.
f
See Note 1(d) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Income may be received in additional securities and/or cash.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $376,956,022
Cost - Non-controlled affiliates (Note 3 d and 8 ) ................................................... 18,330,602
Cost - Unaffiliated repurchase agreements ...................................................... 9,077,541
Value - Unaffiliated issuers .................................................................. $356,104,880
Value - Non-controlled affiliates (Note 3 d and 8 ) .................................................. 20,191,698
Value - Unaffiliated repurchase agreements ...................................................... 9,077,541
Cash .................................................................................... 4,308,841
Receivables:
Investment securities sold ................................................................... 6,296,470
Dividends and interest ..................................................................... 3,136,015
Total assets .......................................................................... 399,115,445
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,999,447
Management fees ......................................................................... 191,800
Trustees' fees and expenses ................................................................. 456
Distributions to shareholders ................................................................. 3,103,326
Unrealized depreciation on unfunded loan commitments (Note 11) ...................................... 8,967
Accrued expenses and other liabilities ........................................................... 104,718
Total liabilities ......................................................................... 9,408,714
Net assets, at value ................................................................. $389,706,731
Net assets consist of:
Paid-in capital ............................................................................. $801,163,112
Total distributable earnings (losses) ............................................................. (411,456,381)
Net assets, at value ................................................................. $389,706,731
Shares outstanding ......................................................................... 54,651,000
Net asset value and maximum offering price per share ($389,706,731 ÷54,651,000 shares outstanding) .......... $7.13

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin
Floating Rate
Master Series
Investment income:
Dividends: (net of foreign taxes of $8,654)
Unaffiliated issuers ........................................................................ $186,127
Non-controlled affiliates (Note 3 d and 8 ) ........................................................ 1,931,759
Interest:
Unaffiliated issuers ........................................................................ 39,946,002
Total investment income ................................................................... 42,063,888
Expenses:
Management fees (Note 3 a ) ................................................................... 2,580,993
Professional fees ........................................................................... 100,207
Trustees' fees and expenses .................................................................. 6,826
Other .................................................................................... 24,562
Total expenses ......................................................................... 2,712,588
Expense reductions (Note 4 ) ............................................................... (747)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (132,206)
Net expenses ......................................................................... 2,579,635
Net investment income ................................................................ 39,484,253
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (23,422,222)
Non-controlled affiliates (Note 3 d and 8 ) ....................................................... (1,368,099)
Foreign currency transactions ................................................................ 194,474
Net realized gain (loss) .................................................................. (24,595,847)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 28,030,208
Non-controlled affiliates (Note 3 d and 8 ) ....................................................... 4,417,506
Unfunded loan commitments ................................................................. 188,377
Net change in unrealized appreciation (depreciation) ............................................ 32,636,091
Net realized and unrealized gain (loss) ............................................................ 8,040,244
Net increase (decrease) in net assets resulting from operations .......................................... $47,524,497

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin Floating Rate Master Series
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $39,484,253 $22,843,645
Net realized gain (loss) ................................................. (24,595,847) (4,946,490)
Net change in unrealized appreciation (depreciation) ........................... 32,636,091 (29,588,121)
Net increase (decrease) in net assets resulting from operations ................ 47,524,497 (11,690,966)
Distributions to shareholders .............................................. (41,294,993) (26,268,504)
Capital share transactions (Note 2 ) .......................................... (233,130,208) 224,438,230
Net increase (decrease) in net assets ................................... (226,900,704) 186,478,760
Net assets:
Beginning of year ....................................................... 616,607,435 430,128,675
End of year ........................................................... $389,706,731 $616,607,435

Franklin Floating Rate Master Trust
Notes to Financial Statements
Franklin Floating Rate Master Series
24
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Floating Rate
Master Series (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The

Franklin Floating Rate Master Trust
Notes to Financial Statements
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(continued)
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on July 31, 2023.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank, the London Interbank Offered Rate (LIBOR) or the
Senior Overnight Financing Rate (SOFR). Senior secured
corporate loans often require prepayment of principal from
excess cash flows or at the discretion of the borrower. As
a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the
Fund invests are generally readily marketable, but may be
subject to certain restrictions on resale.
e. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. The Fund may receive other
income from investments in senior secured corporate loans
or unfunded commitments, including amendment fees,
consent fees or commitment fees. These fees are recorded
as income when received by the Fund. Facility fees are
recognized as income over the expected term of the loan.
Dividend income is recorded on the ex-dividend date except
for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded
as soon as the information is received by the Fund. The
Fund's gross investment income is distributed to the owner
daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
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Franklin Floating Rate Master Series
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Shares Amount Shares Amount
Shares sold ................................... 4,408,454 $30,884,222 44,481,719 $328,383,729
Shares redeemed ............................... (37,870,071) (264,014,430) (14,617,312) (103,945,499)
Net increase (decrease) .......................... (33,461,617) $(233,130,208) 29,864,407 $224,438,230
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
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(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended July 31, 2023, the gross effective investment management fee rate was 0.530% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 3,541,365 $ — $ (3,615,240) $ (862,940) $ 936,815 $ — $ 144,845
Franklin Senior Loan ETF .... 13,667,837 — (6,993,457) (505,159) 612,503 6,781,724 281,166 722,659
Total Affiliated Securities ... $17,209,202 $— $(10,608,697) $(1,368,099) $1,549,318 $6,781,724 $867,504
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
28
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Franklin Floating Rate Master Series
(continued)
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
of the Fund do not exceed 0.53%, based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the
Board.
f. Other Affiliated Transactions
At July 31, 2023, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At July 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2023, aggregated
$52,890,001 and $272,659,050, respectively.
7. Credit Risk
At July 31, 2023, the Fund had 86.0% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Cost of investments .......................................................................... $405,190,420
Unrealized appreciation ........................................................................ $4,393,290
Unrealized depreciation ........................................................................ (24,209,591)
Net unrealized appreciation (depreciation) .......................................................... $(19,816,301)
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
29
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(continued)
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2023, investments in
“affiliated companies” were as follows:
9. Shareholder Distributions
For the year ended July 31, 2023, the Fund made the following distributions:
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty. Ltd .. $ — $ 603,709 $ — $ — $ (6,403) $ 597,306 5,879,078 $ —
Quarternorth Energy
Holding, Inc ....... 12,337,607 — (2,399,530)
a
— 2,874,591 12,812,668 111,779 1,064,255
Total Affiliated Securities
(Value is 3.4% of Net
Assets) .......... $12,337,607 $603,709 $(2,399,530) $— $2,868,188 $13,409,974 $1,064,255
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
Payment Date Amount Per Share
8/31/2022 $0.038958
9/30/2022 0.044271
10/31/2022 0.044248
11/30/2022 0.047111
12/30/2022 0.055289
1/31/2023 0.049488
2/28/2023 0.050916
3/31/2023 0.053625
4/28/2023 0.050007
5/31/2023 0.056272
6/30/2023 0.055747
7/31/2023 0.056337
Total
$0.602269

Franklin Floating Rate Master Trust
Notes to Financial Statements
30
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Franklin Floating Rate Master Series
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2023, the Fund did not use the
Global Credit Facility.
11. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At July 31, 2023, unfunded commitments were as follows:
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
athenahealth Group, Inc. $ 488,041
$ 488,041
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ 20,813,166 $ — $ 20,813,166
Management Investment Companies ......... 9,248,615 — — 9,248,615
Preferred Stocks ........................ — 6,158 — 6,158
Warrants .............................. — — 571 571
Corporate Bonds :
Air Freight & Logistics ................... — 565,091 — 565,091
Broadcasting ......................... — 392,437 — 392,437
Cable & Satellite ....................... — 1,482,242 — 1,482,242
Cargo Ground Transportation ............. — 424,215 — 424,215
10. Credit Facility
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
31
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Franklin Floating Rate Master Series
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Casinos & Gaming ..................... $ — $ 380,375 $ — $ 380,375
Communications Equipment .............. — 534,190 — 534,190
Construction Materials .................. — 709,339 — 709,339
Diversified Chemicals ................... — 985,635 — 985,635
Environmental & Facilities Services ......... — 801,835 — 801,835
Health Care Services ................... — 941,691 — 941,691
Independent Power Producers & Energy
Traders ............................ — 1,010,802 — 1,010,802
Integrated Telecommunication Services ...... — 1,463,942 — 1,463,942
Investment Banking & Brokerage .......... — 702,619 — 702,619
Metal, Glass & Plastic Containers .......... — 843,897 — 843,897
Movies & Entertainment ................. — 489,202 — 489,202
Multi-line Insurance ..................... — 456,953 — 456,953
Office Services & Supplies ............... — 308,249 — 308,249
Oil & Gas Storage & Transportation ......... — 422,789 — 422,789
Paper & Plastic Packaging Products & Materials — 1,053,118 — 1,053,118
Passenger Airlines ..................... — 2,918,080 — 2,918,080
Passenger Ground Transportation .......... — — — —
Security & Alarm Services ................ — 955,835 — 955,835
Specialized Consumer Services ........... — 853,104 — 853,104
Specialty Chemicals .................... — 481,555 — 481,555
Wireless Telecommunication Services ....... — 298,429 — 298,429
Senior Floating Rate Interests ............... — 326,155,138 — 326,155,138
Escrows and Litigation Trusts ............... — — 597,306
a
597,306
Short Term Investments ................... — 9,077,541 — 9,077,541
Total Investments in Securities ........... $9,248,615 $375,527,627 $597,877 $385,374,119
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $8,967 $— $8,967
$— $— $— $—
Total Other Financial Instruments ......... $— $8,967 $— $8,967
a
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
32
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Franklin Floating Rate Master Series
(continued)
13. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Passenger Ground
Transportation ...... $ —
c
$ — $ —
c
$ — $ — $ — $ — $ — $ — $ —
Warrants
Industrial Machinery
& Supplies &
Components ..... 3,866 — — — — — — (3,295) 571 (3,295)
Corporate Bonds
Passenger Ground
Transportation .... 9,656,220 — (12,160,743) — — 646,224 (1,722,959) 3,581,258 — —
Senior Floating Rate
Interests
Household Products .. 1,118,494 — (310,842) — — — (8,589,137) 7,781,485 — —
Escrows and Litigation
Trusts ........... —
c
603,709 — — — — — (6,403) 597,306
c
(6,403)
Total Investments in Securities . $10,778,580 $603,709 $(12,471,585) $— $— $646,224 $(10,312,096) $11,353,045 $597,877 $ (9,698)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
33
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(continued)
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined

Franklin Floating Rate Master Trust
Report of Independent Registered Public Accounting Firm
34
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Annual Report
To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Master Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Floating Rate Master Series (one of the funds constituting Franklin Floating Rate Master Trust, referred to hereafter as the
“Fund”) as of July 31, 2023, the related statement of operations for the year ended July 31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31,
2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Floating Rate Master Trust
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1999 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1999 and
Lead Independent
Trustee since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since
January 2023 and
Trustee since 2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Master Series
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Franklin Floating Rate Master
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of the Fund (Management Agreement), for the period
May 1, 2023 through June 30, 2023 (Stub Period). The
Independent Trustees noted that the Fund’s annual contract
review was historically held at the February Board meeting
and that management proposed to move the contract review
to the May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreement again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to the Manager by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at
which the Independent Trustees first conferred amongst
themselves and Independent Trustee counsel about
contract renewal matters; and then met with management
to request additional information that the Independent
Trustees reviewed and considered prior to and at the March
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board
acknowledged management’s continued development of
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to the

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mutual fund business as evidenced by its reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The
Board specifically noted FT’s commitment to technological
innovation and advancement and investments to promote
alternative investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional loan participation funds. The
Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board also noted that the
Fund’s annualized total return for the three- and five-year
periods was below the median of its Performance Universe,
but for the one- and 10-year periods was above the median
of its Performance Universe. The Board noted that the
Fund does not offer its shares to the public and the Fund’s
investor was exclusively an offshore Irish feeder fund. After consideration of the above, the Board concluded that the
Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A and Class L
shares for funds in the Expense Group. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
15 other loan participation funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted that
the Fund’s actual total expense ratio reflected a fee waiver from management. After consideration of the above, the
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.

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The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of the
Independent Trustees, which included information on Fund
performance for the one-, three- and five-year periods ended
March 31, 2023 and the other Factors. The Board noted the
Fund’s recent improving absolute and relative annualized
income return for the three- and five-year periods. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in

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the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the time
required to settle a sale of the investment may exceed
7 calendar days and are classified as “Less Liquid
Investments”. Less liquid Investments are defined as any
investment reasonably expected to be sold or disposed
of in current market conditions in seven calendar days or
less without the sale or disposition significantly changing
the market value of the investment, but where the sale or
disposition is reasonably expected to settle in more than
seven calendar days. The Fund established and maintained
a HLIM. During the reporting period, the Fund maintained
the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
This annual report for Franklin Floating Rate Income Fund
covers the fiscal year ended July 31, 2023.
Fund Overview
Q. What were the overall market conditions during the
Fund’s reporting period?
A. During the one-year period under review, the U.S.
Federal Reserve (Fed) remained firmly on a hawkish rate
path, intensifying recession worries and volatility in the loan market. However, loan prices rallied along with broader
credit markets due to continued strength among economic
indicators and investors looked toward the end of the rate
hiking cycle. Technical conditions overall were supported
by more moderate outflows from loan retail vehicles and
low new issuance. B-rated loans trading at discounts to par
outperformed higher-rated loans that had been trading closer to par and that had outperformed earlier in the period.
*
Categories within the Other catego ry are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Q. How did we respond to these changing market
conditions?
A. As rates are expected to stay higher for longer, we
anticipated issuers that were more levered with cyclical and secularly challenged business models would undergo higher
amounts of distress. Accordingly, we looked to de-risk the
portfolio from lower-quality issuers in cyclical industries and those that we believed to have weaker interest coverage
following rate hikes. During the period, we reduced our
weightings in riskier middle tier and lower tier loans.
Q. What were the leading contributors to performance?
A. During the one-year period, our overall loan selection
in service, telecommunications, and chemical issuers
contributed to relative performance. Our allocation to equity received from prior restructurings benefited results. Our
overweight in loan allocation to the aerospace and retail
industries and underweight in the health care segment
contributed to performance. The Fund’s underweight in lower
tier loans relative to the index benefited results.
Q. What were the leading detractors to performance?
A. Our allocation to cash was a leading detractor from
performance. Loan selection in consumer durables, energy,
and information technology issuers and our underweight
allocation to the housing and financial industries detracted from performance. The Fund’s underweight in middle tier
loans and overweight in upper tier loans relative to the index also hindered results.
Q. Were there any significant changes to the Fund
during the reporting period?
A. One of the largest positions in the portfolio (a rental
equipment company based in Australia) became
meaningfully smaller after the company entered into
a definitive agreement to be sold at a premium to its
trading levels. The position was also a top contributor to
performance during the period. The Fund experienced
significant outflows during the period, which drove much of
the trading activity in the Fund.
Portfolio Composition
7/31/23
% of Total Net
Assets
Senior Floating Rate Interests 56.6%
Common Stocks 11.7%
Other
*
0.2%
Short-Term Investments & Other Net Assets 31.5%

Franklin Floating Rate Income Fund

franklintempleton.com
Annual Report
See page 3 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
11/6/15–7/31/23

Franklin Floating Rate Income Fund
Performance Summary

franklintempleton.com
Annual Report
Performance as of 7/31/23
1
1. As of 5/31/19, the Fund broadened its investment universe to include all floating rate securities of all credit levels and not just principally those designated as middle tier;
such a change can impact performance. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication.
Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 11/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below invest-
ment grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
See www.franklintempletondatasources.com for additional data provider information.
Average Annual
Total Return
3
–
1-Year +12.47%
5-Year +2.77%
Since Inception (11/6/15) +3.45%
Distributions
(8/1/22–7/31/23)
Net Investment
Income
$0.6163

Your Fund’s Expenses
Franklin Floating Rate Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/23
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,065.40 $3.07 $1,021.82 $3.00 0.60%

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Year Ended July 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.67 $7.92 $7.34 $8.61 $9.45
Income from investment operations
a
:
Net investment income .......................... 0.655
b
0.355
b
0.334
b
0.412 0.695
Net realized and unrealized gains (losses) ........... 0.256 (0.234) 0.596 (1.227) (0.827)
Total from investment operations .................... 0.911 0.121 0.930 (0.815) (0.132)
Less distributions from:
Net investment income .......................... (0.616) (0.371) (0.350) (0.455) (0.708)
Net asset value, end of year ....................... $7.97 $7.67 $7.92 $7.34 $8.61
Total return .................................... 12.47% 1.52% 12.84% (9.74)% (1.48)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.65% 0.67% 0.73% 0.71%
Expenses net of waiver and payments by affiliates
c
...... 0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ........................... 8.43% 4.41% 4.32% 5.42% 7.66%
Supplemental data
Net assets, end of year (000’s) ..................... $409,664 $644,655 $650,531 $202,101 $325,091
Portfolio turnover rate ............................ 11.14% 53.90% 66.93%
d
67.04% 30.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Schedule of Investments, July 31, 2023
Franklin Floating Rate Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks 11.7%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 $ 12,595
Machinery 0.5%
a
UTEX Industries, Inc. .................................. United States 32,616 2,163,533
Oil, Gas & Consumable Fuels 11.2%
b
Quarternorth Energy Holding, Inc. ......................... United States 401,118 45,978,151
Total Common Stocks (Cost $42,837,250) ......................................
48,154,279
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 5,215
a
Total Preferred Stocks (Cost $281,502) .........................................
5,215
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,c
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 4,969
Total Warrants (Cost $–) ......................................................
4,969
Principal
Amount
*
d
Senior Floating Rate Interests 56.6%
Aerospace & Defense 1.9%
e,f
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 8,080,266 7,577,373
Air Freight & Logistics 0.7%
f,g
Rand Parent LLC , First Lien, CME Term Loan, B , 9.492% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 2,771,041 2,668,859
f
Automobile Components 2.1%
DexKo Global, Inc. , First Lien, Closing Date Term Loan , 9.253% ,
( 3-month SOFR + 3.75% ), 10/04/28 ...................... United States 691,777 670,104
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 10.881%, (6-month SOFR + 5%),
3/30/27 ........................................... United States 3,813,936 3,780,564
Second Lien, 2021 Term Loan, 13.602%, (3-month SOFR + 8.5%),
3/30/28 ........................................... United States 2,000,000 1,858,750
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
9.919% , ( 1-month SOFR + 4.5% ), 11/09/27 ................ United States 1,559,559 1,525,444
TI Group Automotive Systems LLC , Refinancing U.S. Term Loan ,
8.683% , ( 1-month SOFR + 3.25% ), 12/16/26 ............... United States 907,042 906,475
8,741,337
a a a a a a
Automobiles 0.3%
f
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
9.169% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 1,461,435 1,365,981
f
Beverages 0.8%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 9.07% ,
( 3-month SOFR + 3.5% ), 4/05/28 ........................ United States 3,597,042 2,335,091
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 8.753% ,
( 3-month SOFR + 3.25% ), 3/31/28 ....................... United States 1,052,879 1,020,519
3,355,610
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
Building Products 0.3%
f
Quikrete Holdings, Inc. , First Lien, Fourth Amendment Term Loan,
B1 , 8.433% , ( 1-month SOFR + 3% ), 3/19/29 ............... United States 1,249,343 $ 1,252,204
f
Capital Markets 1.3%
Citadel Securities LP ,
2021 CME Term Loan, 7.717%, (1-month SOFR + 2.5%), 2/02/28 United States 1,688,430 1,681,516
CME Term Loan, B1, 8.217%, (1-month SOFR + 3%), 2/02/28 .. United States 410,895 411,152
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 9.183% , ( 1-month SOFR + 3.75% ), 4/07/28 ....... United States 484,952 478,890
Jane Street Group LLC , Dollar Term Loan , 8.183% , ( 1-month SOFR
+ 2.75% ), 1/26/28 ................................... United States 1,297,458 1,296,238
Osmosis Buyer Ltd. , 2022 Refinancing CME Term Loan, B , 8.944% ,
( 1-month SOFR + 3.75% ), 7/31/28 ....................... United Kingdom 1,509,444 1,492,274
5,360,070
a a a a a a
f
Chemicals 4.6%
CPC Acquisition Corp. , First Lien, Initial Term Loan , 9.253% ,
( 3-month SOFR + 3.75% ), 12/29/27 ...................... United States 817,384 647,270
Cyanco Intermediate 2 Corp. , Initial CME Term Loan , 9.915% ,
( 1-month SOFR + 4.75% ), 7/10/28 ....................... United States 1,717,931 1,715,784
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.779%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 1,427,700 1,350,069
Second Lien, Initial CME Term Loan, 12.843%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 1,325,581 1,082,556
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 8.183% ,
( 1-month SOFR + 2.75% ), 1/29/26 ....................... United Kingdom 3,390,796 3,369,603
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 9.169% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 2,777,414 2,759,778
LSF11 A5 Holdco LLC ,
CME Term Loan, 8.933%, (1-month SOFR + 3.5%), 10/15/28 ... United States 356,734 353,911
Fourth Amendment Incremental CME Term Loan, B, 9.669%,
(1-month SOFR + 4.25%), 10/15/28 ...................... United States 1,238,095 1,235,774
Nouryon Finance BV , 2023 CME Term Loan , 9.347% , ( 3-month
SOFR + 4% ), 4/03/28 ................................. Netherlands 976,563 972,900
PMHC II, Inc. , Initial CME Term Loan, B , 9.698% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 2,864,720 2,659,405
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
9.631% , ( 3-month SOFR + 4% ), 3/16/27 .................. United States 2,797,600 2,770,589
18,917,639
a a a a a a
f
Commercial Services & Supplies 3.3%
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term Loan ,
9.169% , ( 1-month SOFR + 3.75% ), 5/12/28 ................ United States 1,254,728 1,211,440
Amentum Government Services Holdings LLC , First Lien, CME Term
Loan, 3 , 9.222% , ( 1-month SOFR + 4% ), 2/15/29 ............ United States 684,090 663,567
APX Group, Inc. , Initial Term Loan , 8.62% , ( 1-month SOFR + 3.25%;
3-month SOFR + 2.25% ), 7/10/28 ....................... United States 1,008,260 1,008,497
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.242% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 1,637,684 1,606,298
Indicor LLC , First Lien, Initial Dollar CME Term Loan , 9.742% ,
( 3-month SOFR + 4.5% ), 11/22/29 ....................... United States 592,461 593,119
Madison IAQ LLC , Term Loan , 8.302% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 590,130 579,947
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.433% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 6,670,210 6,203,295
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 7.977% , ( 1-month SOFR + 2.75% ), 9/23/26 .... United States 827,074 827,161

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
f
Commercial Services & Supplies (continued)
Spin Holdco, Inc. , Initial Term Loan , 9.23% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,052,692 $ 897,125
13,590,449
a a a a a a
Communications Equipment 0.5%
f
CommScope, Inc. , Initial Term Loan , 8.683% , ( 1-month SOFR +
3.25% ), 4/06/26 ..................................... United States 2,368,009 2,211,425
Construction & Engineering 0.5%
f
USIC Holdings, Inc. , First Lien, Initial Term Loan , 8.933% , ( 1-month
SOFR + 3.5% ), 5/12/28 ............................... United States 2,063,943 1,998,898
Consumer Staples Distribution & Retail 1.2%
f
GNC Holdings, Inc. , Second Lien, Term Loan , 11.182% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 5,286,246 4,907,381
f
Containers & Packaging 1.6%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
9.183% , ( 1-month SOFR + 3.75% ), 12/01/27 ............... United States 1,791,780 1,786,306
Kleopatra Finco SARL , USD CME Term Loan, B , 10.104% , ( 1-month
SOFR + 4.725% ), 2/12/26 ............................. Luxembourg 2,759,041 2,622,813
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.683% , ( 1-month
SOFR + 3.25% ), 9/24/28 .............................. United States 1,954,887 1,953,910
6,363,029
a a a a a a
f
Diversified Telecommunication Services 1.0%
Altice France SA , USD CME Term Loan, B14 , 10.808% , ( 3-month
SOFR + 5.5% ), 8/15/28 ............................... France 495,476 410,472
Global Tel*Link Corp. , First Lien, CME Term Loan , 9.769% , ( 3-month
SOFR + 4.25% ), 11/29/25 ............................. United States 3,680,203 3,468,297
3,878,769
a a a a a a
Electrical Equipment 0.3%
f
AZZ, Inc. , Initial CME Term Loan , 9.669% , ( 1-month SOFR + 4.25% ),
5/13/29 ........................................... United States 1,387,775 1,392,237
Entertainment 0.2%
f
Playtika Holding Corp. , Term Loan, B1 , 8.183% , ( 1-month SOFR +
2.75% ), 3/13/28 ..................................... United States 823,657 821,927
f
Financial Services 0.7%
Mercury Borrower, Inc. , Second Lien, Initial Term Loan , 12.03% ,
( 3-month SOFR + 6.5% ), 8/02/29 ........................ United States 500,000 465,000
Red Planet Borrower LLC , Initial CME Term Loan , 9.169% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 1,636,620 1,481,141
Verscend Holding Corp. , Term Loan, B1 , 9.433% , ( 1-month SOFR +
4% ), 8/27/25 ....................................... United States 1,073,178 1,073,962
3,020,103
a a a a a a
Food Products 0.3%
f
B&G Foods, Inc. , Tranche Term Loan, B4 , 7.654% , ( 1-month SOFR
+ 2.5% ), 10/10/26 ................................... United States 1,077,536 1,067,628
Ground Transportation 0.3%
f
Avis Budget Car Rental LLC , CME Term Loan, C , 8.919% , ( 1-month
SOFR + 3.5% ), 3/16/29 ............................... United States 1,072,475 1,074,041
f
Health Care Equipment & Supplies 0.4%
Medline Borrower LP , Initial Dollar Term Loan , 8.683% , ( 1-month
SOFR + 3.25% ), 10/23/28 ............................. United States 751,420 744,717

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
f
Health Care Equipment & Supplies (continued)
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 10.452% , ( 1-month SOFR +
5.25% ), 12/15/27 .................................... United States 746,344 $ 716,491
1,461,208
a a a a a a
f
Health Care Providers & Services 4.2%
ADMI Corp. , Amendment No. 4 Refinancing Term Loan , 8.808% ,
( 1-month SOFR + 3.375% ), 12/23/27 ..................... United States 1,976,388 1,874,041
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
9.226% , ( 3-month USD LIBOR + 3.75% ), 7/17/28 ............ United States 1,831,727 1,581,495
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.427% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 1,230,376 1,209,362
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.8% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 1,525,201 1,523,561
FINThrive Software Intermediate Holdings, Inc. , Second Lien, Initial
Term Loan , 11.943% , ( 1-month SOFR + 6.75% ), 12/17/29 ..... United States 763,254 458,429
Global Medical Response, Inc. , 2018 New Term Loan , 9.683% ,
( 1-month SOFR + 4.25% ), 3/14/25 ....................... United States 1,180,226 729,899
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan ,
8.614% , ( 3-month SOFR + 3.25% ), 11/01/28 ............... United States 1,272,571 1,222,941
MPH Acquisition Holdings LLC , Initial Term Loan , 9.726% , ( 3-month
SOFR + 4.25% ), 9/01/28 .............................. United States 1,115,155 1,053,124
National Mentor Holdings, Inc. , Second Lien, Initial CME Term Loan ,
12.592% , ( 3-month SOFR + 7.25% ), 3/02/29 ............... United States 2,000,000 1,026,670
Pacific Dental Services LLC , Term Loan , 8.92% , ( 1-month SOFR +
3.5% ), 5/05/28 ...................................... United States 1,448,481 1,448,119
Radiology Partners, Inc. , First Lien, CME Term Loan, B , 9.683% ,
( 1-month SOFR + 4.25% ), 7/09/25 ....................... United States 3,680,774 2,715,951
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 9.477% ,
( 1-month SOFR + 4.25% ), 10/01/28 ...................... United States 1,938,345 1,825,572
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 9.433% ,
( 1-month SOFR + 4% ), 10/22/26 ........................ United States 698,577 699,454
17,368,618
a a a a a a
Hotels, Restaurants & Leisure 2.3%
e,f
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan , 10.529% ,
PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 ................ United States 4,372,253 750,268
f
Bally's Corp. , Term Loan, B , 8.576% , ( 3-month SOFR + 3.25% ),
10/02/28 .......................................... United States 3,361,490 3,319,774
f
Dave & Buster's, Inc. , Covenant-Lite CME Term Loan , 9% , ( 3-month
SOFR + 3.75% ), 6/29/29 .............................. United States 1,413,428 1,415,194
f
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 8.433% ,
( 1-month SOFR + 3% ), 8/02/28 ......................... United States 715,640 716,646
g,h
Ontario Gaming GTA LP , CME Term Loan, B , TBD, 7/20/30 ...... Canada 394,178 394,671
f
Raptor Acquisition Corp. , First Lien, Term Loan, B , 9.52% , ( 3-month
SOFR + 4% ), 11/01/26 ................................ United States 1,766,645 1,768,306
f
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.768% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 1,052,010 1,040,579
9,405,438
a a a a a a
Household Durables 0.2%
f
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.666% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 997,481 952,844
f
Insurance 4.1%
Acrisure LLC ,
First Lien, 2020 Term Loan, 8.933%, (1-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 1,793,652 1,752,318

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
f
Insurance (continued)
Acrisure LLC, (continued)
First Lien, 2021-1 Additional Term Loan, 9.183%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 1,663,847 $ 1,635,254
First Lien, 2021-2 Additional Term Loan, 9.683%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 555,704 552,694
Alliant Holdings Intermediate LLC , New Term Loan, B4 , 8.92% ,
( 1-month USD LIBOR + 3.5% ), 11/05/27 .................. United States 1,383,147 1,381,314
AssuredPartners, Inc. ,
2020 CME Term Loan, 8.819%, (1-month SOFR + 3.5%), 2/12/27 United States 1,577,776 1,571,859
2020 February Refinancing Term Loan, 8.933%, (1-month SOFR +
3.5%), 2/12/27 ...................................... United States 2,308,546 2,297,361
2021 Term Loan, 8.933%, (1-month SOFR + 3.5%), 2/12/27 .... United States 693,284 690,105
2022-2 CME Term Loan, 9.569%, (1-month SOFR + 4.25%),
2/12/27 ........................................... United States 679,079 680,495
Asurion LLC ,
New CME Term Loan, B10, 9.419%, (1-month SOFR + 4%),
8/19/28 ........................................... United States 471,438 452,743
New CME Term Loan, B11, 9.669%, (1-month SOFR + 4.25%),
8/19/28 ........................................... United States 171,983 165,247
Second Lien, New Term Loan, B4, 10.683%, (1-month SOFR +
5.25%), 1/20/29 ..................................... United States 6,470,140 5,683,598
16,862,988
a a a a a a
f
IT Services 4.7%
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 10.231%, (3-month USD LIBOR +
4.5%), 11/01/24 ..................................... United States 5,412,103 4,397,009
Second Lien, Initial Term Loan, 13.981%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 11,037,961 8,823,470
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 9.342% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 2,933,669 2,890,397
Peraton Corp. , First Lien, Term Loan, B , 9.169% , ( 1-month SOFR +
3.75% ), 2/01/28 ..................................... United States 1,431,068 1,422,460
Thrasio LLC , Initial Term Loan , 12.503% , ( 3-month SOFR + 7% ),
12/18/26 .......................................... United States 2,204,774 1,829,962
19,363,298
a a a a a a
Leisure Products 0.1%
f
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 8.933% , ( 1-month SOFR + 3.5% ), 12/16/24 United States 187,844 184,640
f
Machinery 0.5%
Tiger Acquisition LLC , First Lien, Initial CME Term Loan , 8.452% ,
( 1-month SOFR + 3.25% ), 6/01/28 ....................... United States 1,099,620 1,084,929
TK Elevator Midco GmbH , USD Term Loan, B1 , 8.602% , ( 6-month
SOFR + 3.5% ), 7/30/27 ............................... Germany 989,460 987,050
2,071,979
a a a a a a
f
Media 3.5%
Cengage Learning, Inc. , First Lien, Term Loan, B , 10.323% , ( 3-month
SOFR + 4.75% ), 7/14/26 .............................. United States 1,136,740 1,126,600
CSC Holdings LLC , 2022 Refinancing CME Term Loan , 9.722% ,
( 1-month SOFR + 4.5% ), 1/18/28 ........................ United States 2,540,886 2,342,697
Gray Television, Inc. , Term Loan, D , 8.227% , ( 1-month SOFR + 3% ),
12/01/28 .......................................... United States 2,230,150 2,203,812
McGraw-Hill Education, Inc. , Initial CME Term Loan , 10.099% ,
( 1-month SOFR + 4.75%; 6-month SOFR + 4.75% ), 7/28/28 .... United States 2,587,310 2,520,040

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
f
Media (continued)
Radiate Holdco LLC , Amendment No. 6 Term Loan, B , 8.683% ,
( 1-month SOFR + 3.25% ), 9/25/26 ....................... United States 795,145 $ 672,227
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 8.443%,
(1-month SOFR + 3.25%), 3/15/26 ....................... United States 1,269,332 1,264,902
First Lien, Initial Term Loan, B, 8.443%, (1-month SOFR + 3.25%),
1/31/29 ........................................... United States 575,000 569,825
Virgin Media Bristol LLC , Term Loan, Q , 8.586% , ( 1-month SOFR +
3.25% ), 1/31/29 ..................................... United States 3,556,664 3,515,994
14,216,097
a a a a a a
Metals & Mining 0.1%
f,g
Arsenal AIC Parent LLC , CME Term Loan, B , 9.879% , ( 1-month
SOFR + 4.5% ), 8/18/30 ............................... United States 462,574 462,814
f
Passenger Airlines 1.5%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 10.338% , ( 3-month SOFR + 4.75% ), 4/20/28 .......... United States 834,889 865,847
Air Canada , Term Loan , 8.839% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 864,442 865,985
Kestrel Bidco, Inc. , Term Loan , 8.251% , ( 3-month SOFR + 3% ),
12/11/26 .......................................... Canada 2,034,773 1,993,661
United Airlines, Inc. , Term Loan, B , 9.292% , ( 3-month SOFR +
3.75% ), 4/21/28 ..................................... United States 2,528,170 2,536,070
6,261,563
a a a a a a
Personal Care Products 0.4%
f
Sunshine Luxembourg VII SARL , Term Loan, B3 , 9.092% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 1,482,451 1,482,369
f
Pharmaceuticals 1.7%
Grifols Worldwide Operations Ltd. , Dollar Tranche Term Loan, B ,
7.414% , ( 3-month SOFR + 2% ), 11/15/27 .................. Spain 1,200,000 1,186,230
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 8.933% , ( 1-month
SOFR + 3.5% ), 5/05/28 ............................... United States 3,731,830 3,732,091
Organon & Co. , Dollar Term Loan , 8.257% , ( 1-month SOFR + 3% ),
6/02/28 ........................................... United States 2,133,958 2,130,896
7,049,217
a a a a a a
Semiconductors & Semiconductor Equipment 0.3%
f
MKS Instruments, Inc. , Initial Dollar CME Term Loan, B , 8.155% ,
( 1-month SOFR + 2.75% ), 8/17/29 ....................... United States 1,130,125 1,130,391
f
Software 5.6%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 10.385% ,
( 3-month USD LIBOR + 5.25% ), 5/08/28 .................. United States 1,411,053 972,364
Cloudera, Inc. , First Lien, Initial CME Term Loan , 8.952% , ( 1-month
SOFR + 3.75% ), 10/08/28 ............................. United States 1,133,830 1,108,795
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 9.264%, (3-month SOFR + 4%),
10/16/26 .......................................... United States 705,283 703,519
Second Lien, First Amendment Refinancing Term Loan, 12.264%,
(3-month SOFR + 7%), 2/19/29 ......................... United States 1,180,457 1,105,575
Epicor Software Corp. , Term Loan, C , 8.683% , ( 1-month SOFR +
3.25% ), 7/30/27 ..................................... United States 761,303 757,420
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar CME
Term Loan , 9.356% , ( 1-month SOFR + 4% ), 12/01/27 ........ United States 1,870,233 1,870,588
GoTo Group, Inc. , First Lien, Initial Term Loan , 9.943% , ( 1-month
SOFR + 4.75% ), 8/31/27 .............................. United States 2,799,921 1,792,579

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
f
Software (continued)
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 8.933%, (1-month SOFR
+ 3.5%), 7/01/24 .................................... United States 1,543,613 $ 1,540,719
Second Lien, 2021 Refinancing Term Loan, 11.683%, (1-month
SOFR + 6.25%), 7/07/25 .............................. United States 83,333 82,917
Idera, Inc. , First Lien, CME Term Loan, B1 , 8.963% , ( 1-month SOFR
+ 3.75% ), 3/02/28 ................................... United States 2,325,893 2,282,283
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 9.758%,
(3-month SOFR + 4.25%), 12/01/27 ...................... United States 2,152,985 1,818,206
First Lien, First Amendment Term Loan, 9.538%, (3-month SOFR +
4%), 12/01/27 ...................................... United States 245,970 207,486
McAfee Corp. , CME Term Loan, B1 , 8.963% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 2,354,584 2,284,782
Mitchell International, Inc. , Second Lien, Initial Term Loan , 11.933% ,
( 1-month SOFR + 6.5% ), 10/15/29 ....................... United States 428,571 385,714
g
Polaris Newco LLC , First Lien, Dollar Term Loan , 9.538% , ( 3-month
SOFR + 4% ), 6/02/28 ................................. United States 1,884,188 1,782,771
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.445% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 1,721,388 1,407,536
Rocket Software, Inc. , First Lien, Initial Term Loan , 9.467% , ( 1-month
SOFR + 4.25% ), 11/28/25 ............................. United States 2,306,623 2,303,025
UKG, Inc. , Second Lien, 2021 Incremental CME Term Loan ,
10.618% , ( 3-month SOFR + 5.25% ), 5/03/27 ............... United States 723,473 716,918
23,123,197
a a a a a a
f
Specialty Retail 2.9%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 10.753% , ( 3-month
SOFR + 5.25% ), 4/26/28 .............................. United States 1,838,521 1,838,981
Great Outdoors Group LLC , Term Loan, B2 , 9.183% , ( 1-month
SOFR + 3.75% ), 3/06/28 .............................. United States 878,045 877,220
Michaels Cos., Inc. (The) , Term Loan, B , 9.753% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 1,157,412 1,070,317
Park River Holdings, Inc. , First Lien, Initial Term Loan , 8.522% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 1,148,426 1,111,246
RealTruck Group, Inc. , Initial Term Loan , 9.183% , ( 1-month SOFR +
3.75% ), 1/31/28 ..................................... United States 2,326,661 2,194,984
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
8.669% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 2,679,750 2,623,475
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 10.299% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 1,069,535 921,313
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 8.852% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 1,018,481 1,016,516
11,654,052
a a a a a a
Technology Hardware, Storage & Peripherals 0.7%
f
Magenta Buyer LLC , First Lien, Initial Term Loan , 10.631% , ( 3-month
SOFR + 5% ), 7/27/28 ................................. United States 3,946,232 3,004,622
f
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. , Initial CME Term Loan, B , 8.852% , ( 1-month
SOFR + 3.75% ), 3/08/30 .............................. United States 1,496,250 1,497,656
Tory Burch LLC , Initial Term Loan, B , 8.933% , ( 1-month SOFR +
3.5% ), 4/16/28 ...................................... United States 1,583,908 1,550,496
3,048,152
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
f
Transportation Infrastructure 0.8%
First Student Bidco, Inc. ,
Initial Term Loan, B, 8.501%, (3-month SOFR + 3%), 7/21/28 ... United States 1,503,774 $ 1,467,383
Initial Term Loan, C, 8.501%, (3-month SOFR + 3%), 7/21/28 ... United States 563,658 550,018
LaserShip, Inc. , First Lien, Initial Term Loan , 10.131% , ( 3-month
SOFR + 4.5% ), 5/07/28 ............................... United States 1,329,682 1,144,856
3,162,257
a a a a a a
Total Senior Floating Rate Interests (Cost $246,516,736) .........................
231,830,704
Shares
a
Escrows and Litigation Trusts 0.2%
a,b,c
Onsite Rental Group Operations Pty. Ltd., Escrow Account ...... Australia 7,733,610 785,724
Total Escrows and Litigation Trusts (Cost $794,147) .............................
785,724
Total Long Term Investments (Cost $290,429,635) ...............................
280,780,891
a
Short Term Investments 11.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 11.8%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 4.842% .... United States 48,312,182 48,312,182
Total Money Market Funds (Cost $48,312,182) ..................................
48,312,182
Total Short Term Investments (Cost $48,312,182 ) ................................
48,312,182
a
Total Investments (Cost $338,741,817) 80.3% ...................................
$329,093,073
Other Assets, less Liabilities 19.7% ............................................
80,570,729
Net Assets 100.0% ...........................................................
$409,663,802
See Abbreviations on page 25 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 8 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 1(d) regarding senior floating rate interests.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
See Note 3(d) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
Floating Rate
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $250,998,641
Cost - Non-controlled affiliates (Note 3 d and 8 ) ................................................... 87,743,176
Value - Unaffiliated issuers .................................................................. $234,017,016
Value - Non-controlled affiliates (Note 3 d and 8 ) .................................................. 95,076,057
Cash .................................................................................... 7,264,686
Receivables:
Investment securities sold ................................................................... 78,117,520
Interest ................................................................................. 2,008,137
Total assets .......................................................................... 416,483,416
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,995,853
Management fees ......................................................................... 219,633
Distributions to shareholders ................................................................. 2,526,866
Accrued expenses and other liabilities ........................................................... 77,262
Total liabilities ......................................................................... 6,819,614
Net assets, at value ................................................................. $409,663,802
Net assets consist of:
Paid-in capital ............................................................................. $482,971,670
Total distributable earnings (losses) ............................................................. (73,307,868)
Net assets, at value ................................................................. $409,663,802
Shares outstanding ......................................................................... 51,369,993
Net asset value per share .................................................................... $7.97

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin
Floating Rate
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d and 8 ) ........................................................ $5,214,984
Interest:
Unaffiliated issuers ........................................................................ 39,469,704
Non-controlled affiliates (Note 3 d and 8 ) ........................................................ 384,338
Total investment income ................................................................... 45,069,026
Expenses:
Management fees (Note 3 a ) ................................................................... 3,217,177
Custodian fees (Note 4 ) ...................................................................... 3,834
Professional fees ........................................................................... 76,218
Trustees' fees and expenses .................................................................. 5,551
Other .................................................................................... 24,480
Total expenses ......................................................................... 3,327,260
Expense reductions (Note 4 ) ............................................................... (1,547)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (333,389)
Net expenses ......................................................................... 2,992,324
Net investment income ................................................................ 42,076,702
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (31,257,430)
Non-controlled affiliates (Note 3 d and 8 ) ....................................................... 15,228,939
Foreign currency transactions ................................................................ (228,621)
Net realized gain (loss) .................................................................. (16,257,112)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 35,291,969
Non-controlled affiliates (Note 3 d and 8 ) ....................................................... (4,184,434)
Unfunded loan commitments ................................................................. 242,800
Net change in unrealized appreciation (depreciation) ............................................ 31,350,335
Net realized and unrealized gain (loss) ............................................................ 15,093,223
Net increase (decrease) in net assets resulting from operations .......................................... $57,169,925

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin Floating Rate Income Fund
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $42,076,702 $30,673,826
Net realized gain (loss) ................................................. (16,257,112) (23,009,798)
Net change in unrealized appreciation (depreciation) ........................... 31,350,335 (909,670)
Net increase (decrease) in net assets resulting from operations ................ 57,169,925 6,754,358
Distributions to shareholders .............................................. (39,425,867) (32,169,052)
Capital share transactions (Note 2 ) .......................................... (252,735,616) 19,539,259
Net increase (decrease) in net assets ................................... (234,991,558) (5,875,435)
Net assets:
Beginning of year ....................................................... 644,655,360 650,530,795
End of year ........................................................... $409,663,802 $644,655,360

Franklin Floating Rate Master Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Floating Rate Income Fund
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Floating Rate
Income Fund (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of
trading on the foreign stock exchange on which the security
is primarily traded as of 4 p.m. Eastern time. The value is
then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank, the London Interbank Offered Rate (LIBOR) or the
Senior Overnight Financing Rate (SOFR). Senior secured
corporate loans often require prepayment of principal from
excess cash flows or at the discretion of the borrower. As
a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which
the Fund invests are generally readily marketable, but may
be subject to certain restrictions on resale.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. The Fund may receive other
income from investments in senior secured corporate loans
or unfunded commitments, including amendment fees,
consent fees or commitment fees. These fees are recorded
as income when received by the Fund. Facility fees are
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
recognized as income over the expected term of the loan.
Dividend income is recorded on the ex-dividend date.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Shares Amount Shares Amount
Shares sold ................................... — $— 13,854,680 $112,500,000
Shares sold in-kind .............................. — — — (627,240)
Shares issued in reinvestment of distributions .......... 611 4,784 — —
Shares redeemed ............................... (32,705,293) (252,740,400) (11,950,000) (92,333,501)
Net increase (decrease) .......................... (32,704,682) $(252,735,616) 1,904,680 $19,539,259
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended July 31, 2023, the gross effective investment management fee rate was 0.645% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 million, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.60%, based on the average net assets until November 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
f. Other Affiliated Transactions
At July 31, 2023, the shares of the Fund were owned by the following investment companies:
a
Investment activities of significant investment companies could have a material impact on the Fund.
On August 4, 2023, certain of the above affiliated investment companies redeemed $45,677,312 in net assets from the Fund, which was delivered in-kind.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective June 12, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% $ 17,187,861 $ 316,834,973 $ (285,710,652) $ — $ — $ 48,312,182 48,312,182 $ 1,086,023
Total Affiliated Securities ... $17,187,861 $316,834,973 $(285,710,652) $— $— $48,312,182 $1,086,023
Shares
Percentage of
Outstanding Shares
a
Franklin Strategic Income Fund 18,687,540 36.4%
Franklin Total Return Fund 14,064,953 27.4%
Franklin Low Duration Total Return Fund 13,061,900 25.4%
Franklin Floating Rate Daily Access Fund 3,647,149 7.1%
Franklin Strategic Income VIP Fund 1,908,451 3.7%
Total
51,369,993 100.0%
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At July 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2023 and 2022, was as follows:
At July 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2023, aggregated
$50,541,431 and $411,265,434, respectively.
7. Credit Risk
At July 31, 2023, the Fund had 67.4% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $5,026,060
Long term ................................................................................ 113,977,009
Total capital loss carryforwards ............................................................... $119,003,069
2023 2022
Distributions paid from:
Ordinary income .......................................................... $39,425,867 $32,169,052
Cost of investments .......................................................................... $339,772,704
Unrealized appreciation ........................................................................ $10,330,634
Unrealized depreciation ........................................................................ (21,010,265)
Net unrealized appreciation (depreciation) .......................................................... $(10,679,631)
Distributable earnings:
Undistributed ordinary income ................................................................... $5,063,649

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2023, investments in
“affiliated companies” were as follows:
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2023, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty Ltd .. $ — $ 794,14 6 $ — $ — $ (8,42 2 ) $ 785,724 7,733,610 $ —
Quarternorth Energy
Holding Inc ....... 36,551,896 14,454,819
a
(15,560,693) 1,074,999 9,457,130 45,978,151 401,118 4,128,961
Quarternorth Energy
Holding, Inc., 2/01/49 13,240,254 —
a
(14,454,819)
a
— 1,214,565 —
b
— —
Interest
QuarterNorth Energy
Holding Inc.-Initial New
Loan ........... 14,847,707 — (14,153,940) 14,153,940 (14,847,707) —
b
— 384,338
c
Total Affiliated Securities
(Value is 11.4% of Net
Assets) .......... $64,639,857 $15,248,965 $(44,169,452) $15,228,939 $(4,184,434) $46,763,875 $4,513,299
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of July 31, 2023, no longer held by the fund.
c
Includes non-cash dividend/interest received.

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ 48,154,279 $ — $ 48,154,279
Preferred Stocks ......................... — 5,215 — 5,215
Warrants ............................... — — 4,969 4,969
Senior Floating Rate Interests ............... — 231,830,704 — 231,830,704
Escrows and Litigation Trusts ............... — — 785,724 785,724
Short Term Investments ................... 48,312,182 — — 48,312,182
Total Investments in Securities ........... $48,312,182 $279,990,198 $790,693 $329,093,073
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Ground Transportation $ —
c
$ — $ —
c
$ — $ — $ — $ — $ — $ — $ —
Warrants :
Machinery ......... 33,671 — — — — — — (28,702) 4,969 (28,702)
Corporate Bonds :
Ground Transportation . 12,701,843 — (15,996,306) — — 601,153 (1,847,728) 4,541,038 — —
Senior Floating Rate
Interests :
Household Products .. 1,717,329 — (477,266) — — — (12,953,735) 11,713,672 — —
Escrows and Litigation
Trusts : —
c
794,14 6 — — — — — (8,42 2 ) 785,724 (8,42 2 )
Total Investments in
Securities ............ $14,452,843 $794,146 $(16,473,572) $— $— $601,153 $(14,801,463) $16,217,586 $790,693 $(37,124)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CME Chicago Mercantile Exchange
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
TBD To Be Determined

Franklin Floating Rate Master Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Floating Rate Income Fund (one of the funds constituting Franklin Floating Rate Master Trust, referred to hereafter as the
“Fund”) as of July 31, 2023, the related statement of operations for the year ended July 31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31,
2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Floating Rate Master Trust
Tax Information

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2023:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $4,128,961
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $4,128,961
Qualified Net Interest Income (QII) §871(k)(1)(C) $32,158,349
Section 163(j) Interest Earned §163(j) $37,230,191

Franklin Floating Rate Master Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1999 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Floating Rate Master Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1999 and
Lead Independent
Trustee since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since
January 2023 and
Trustee since 2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Shareholder Information

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Annual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Income Fund
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Franklin Floating Rate Master
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of the Fund (Management Agreement), for the period
May 1, 2023 through June 30, 2023 (Stub Period). The
Independent Trustees noted that the Fund’s annual contract
review was historically held at the February Board meeting
and that management proposed to move the contract review
to the May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreement again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to the Manager by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at
which the Independent Trustees first conferred amongst
themselves and Independent Trustee counsel about
contract renewal matters; and then met with management
to request additional information that the Independent
Trustees reviewed and considered prior to and at the March
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board
acknowledged management’s continued development of
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to the

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Annual Report
mutual fund business as evidenced by its reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The
Board specifically noted FT’s commitment to technological
innovation and advancement and investments to promote
alternative investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional loan participation funds. The
Fund commenced operations on November 6, 2015, and
thus has been in operation for less than 10 years. The
Board noted that the Fund’s annualized total return for the
one-, three- and five-year periods was above the median
of its Performance Universe. The Board also noted that the
Fund’s annualized income return for the one-, three- and
five-year periods were below the medians of its Performance
Universe. The Board further noted that the Fund had a
positive return for all reporting periods. After consideration of the above, the Board concluded that the Fund’s performance
was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A and Class L
shares for funds in the Expense Group. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
15 other loan participation funds. The Board noted that the
Management Rate and the actual total expense ratio for the
Fund were below the medians of its Expense Group. The
Board also noted that the Fund’s actual total expense ratio
reflected a fee waiver from management. After consideration
of the above, the Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.

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The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of the
Independent Trustees, which included information on Fund
performance for the one-, three- and five-year periods ended
March 31, 2023 and the other Factors. The Board noted the
Fund’s recent improving absolute and relative annualized
income return for the one-, three- and five-year periods. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net

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Annual Report
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the time
required to settle a sale of the investment may exceed
7 calendar days and are classified as “Less Liquid
Investments”. Less liquid Investments are defined as any
investment reasonably expected to be sold or disposed
of in current market conditions in seven calendar days or
less without the sale or disposition significantly changing
the market value of the investment, but where the sale or
disposition is reasonably expected to settle in more than
seven calendar days. The Fund established and maintained
a HLIM. During the reporting period, the Fund maintained
the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.
From time to time issuers may enter varying stages of
corporate reorganization and the Adviser will participate
actively in the reorganizations in order to protect the
interests of the Fund. In connection with such participation, the Adviser receives material non-public information
about the issuer and, therefore, may become restricted
in its ability to enter into purchase and sale transactions
for the Funds with respect to these securities. Becoming
restricted results in a determination that the positions are
“illiquid,” including for purposes of Rule 22e-4 (the “Liquidity
Rule”). In September 2022, the Fund’s Illiquid investments
exceeded 15% of its total net assets. This was due to a
redemption plus market movement on certain illiquid assets
rather than any actions by the portfolio management team
while certain issues were under restriction due to material
non-public information. In accordance with the LRMP, the
Fund reported the information to the SEC and the Program
Administrator notified the Fund’s Board of Trustees with
a remediation plan. The remediation plan was approved
by the Board and the exceedance was remediated in two
weeks. In November 2022, the Fund’s Illiquid investments
exceeded 15% of its total net assets. This was due to
market movement on certain illiquid assets rather than any
actions by the portfolio management team while certain
issues were under restriction due to material non-public
information. In accordance with the LRMP, the Fund reported
the information to the SEC and the Program Administrator
notified the Fund’s Board of Trustees with a remediation
plan. The remediation plan was approved by the Board and
the exceedance was remediated in five weeks.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,

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Annual Report
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $159,325 for the fiscal year ended July 31, 2023 and $159,238 for the fiscal year ended July 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended July 31, 2023, and $0 for the fiscal year ended July 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2023 and $509 for the fiscal year ended July 31, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $94,715 for the fiscal year ended July 31, 2023 and $244,938 for the fiscal year ended July 31, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, fees in connection with license for accounting and business knowledge platform Viewpoint, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $164,715 for the fiscal year ended July 31, 2023 and $245,447 for the fiscal year ended July 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee
of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  September 26, 2023